UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1018


                          Dreyfus Founders Funds, Inc.
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)


           210 University Boulevard, Suite 800, Denver, Colorado 80206
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                         Kenneth R. Christoffersen, Esq.
           210 University Boulevard, Suite 800, Denver, Colorado 80206
         ---------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-394-4404

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

                         Dreyfus Founders Balanced Fund
                            Statement of Investments
                         September 30, 2004 (unaudited)

Shares                                                                                                    Market Value
------------------------------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 60.2%
Air Freight & Logistics - 1.1%
12,000                                                    FedEx Corporation                                   $1,028,269
                                                                                                              ----------
Airlines - 0.2%
16,500                                                    Southwest Airlines Company                             224,730
                                                                                                              ----------
Application Software - 1.0%
10,900                                                    Autodesk, Inc.                                         530,067
13,700                                                    NAVTEQ*                                                488,268
                                                                                                              ----------
                                                                                                               1,018,335
                                                                                                              ----------
Asset Management & Custody Banks - 1.1%
77,600                                                    Janus Capital Group, Inc.                            1,056,136
                                                                                                              ----------
Biotechnology - 1.9%
11,400                                                    Amgen, Inc.*                                           646,152
5,700                                                     Biogen Idec, Inc.*                                     348,669
22,700                                                    Gilead Sciences, Inc.*                                 848,526
                                                                                                              ----------
                                                                                                               1,843,347
                                                                                                              ----------
Broadcasting & Cable TV - 1.8%
20,500                                                    Comcast Corporation Class A*                           578,920
43,900                                                    Comcast Corporation Special Class A*                 1,225,688
                                                                                                              ----------
                                                                                                               1,804,608
                                                                                                              ----------
Casinos & Gaming - 0.9%
13,400                                                    GTECH Holdings Corporation                             339,288
10,900                                                    Wynn Resorts, Limited*                                 563,421
                                                                                                              ----------
                                                                                                                 902,709
                                                                                                              ----------
Communications Equipment - 0.4%
21,600                                                    Cisco Systems, Inc.*                                   390,960
                                                                                                              ----------
Computer & Electronics Retail - 0.6%
11,150                                                    Best Buy Company, Inc.                                 604,776
                                                                                                              ----------
Computer Hardware - 2.2%
41,900                                                    Apple Computer, Inc.*                                1,623,625
6,100                                                     International Business Machines Corporation            523,014
                                                                                                              ----------
                                                                                                               2,146,639
                                                                                                              ----------
Construction Materials - 1.2%
25,500                                                    Lafarge North America, Inc.                          1,195,695
                                                                                                              ----------
Department Stores - 1.1%
21,400                                                    Kohl's Corporation*                                  1,031,266
                                                                                                              ----------
Diversified Banks - 1.4%
23,900                                                    TCF Financial Corporation                              723,931
10,700                                                    Wells Fargo & Company                                  638,041
                                                                                                              ----------
                                                                                                               1,361,972
                                                                                                              ----------
Employment Services - 1.7%
14,000                                                    Manpower, Inc.                                         622,860
44,100                                                    Monster Worldwide, Inc.*                             1,086,624
                                                                                                              ----------
                                                                                                               1,709,484
                                                                                                              ----------
Food Retail - 1.3%
81,000                                                    Kroger Company*                                      1,257,120
                                                                                                              ----------
Healthcare Equipment - 1.1%
8,400                                                     Guidant Corporation                                    554,736
7,200                                                     Zimmer Holdings, Inc.*                                 569,088
                                                                                                              ----------
                                                                                                               1,123,824
                                                                                                              ----------
Healthcare Services - 1.2%
13,000                                                    Quest Diagnostics, Inc.                              1,146,860
                                                                                                              ----------
Hotels, Resorts & Cruise Lines - 1.1%
22,600                                                    Carnival Corporation                                 1,068,754
                                                                                                              ----------
Household Products - 1.3%
28,850                                                    Colgate-Palmolive Company                            1,303,443
                                                                                                              ----------


Hypermarkets & Super Centers - 1.9%
34,400                                                    Wal-Mart Stores, Inc.                               $1,830,080
                                                                                                              ----------
Industrial Conglomerates - 1.1%
32,000                                                    General Electric Company                             1,074,560
                                                                                                              ----------
Industrial Gases - 0.8%
18,800                                                    Praxair, Inc.                                          803,512
                                                                                                              ----------
Integrated Telecommunication Services - 0.9%
21,500                                                    Verizon Communications, Inc.                           846,670
                                                                                                              ----------
Investment Banking & Brokerage - 2.3%
12,900                                                    Goldman Sachs Group, Inc.                            1,202,796
22,400                                                    Morgan Stanley                                       1,104,320
                                                                                                              ----------
                                                                                                               2,307,116
                                                                                                              ----------
Leisure Facilities - 3.3%
74,900                                                    Royal Caribbean Cruises Limited                      3,265,640
                                                                                                              ----------
Movies & Entertainment - 1.7%
51,600                                                    Time Warner, Inc.*                                     832,824
15,800                                                    Viacom, Inc. Class B                                   530,248
12,100                                                    Walt Disney Company                                    272,855
                                                                                                              ----------
                                                                                                               1,635,927
                                                                                                              ----------
Multi-Line Insurance - 1.1%
15,800                                                    American International Group, Inc.                   1,074,242
                                                                                                              ----------
Oil & Gas Drilling - 1.1%
32,300                                                    Diamond Offshore Drilling, Inc.                      1,065,577
                                                                                                              ----------
Oil & Gas Exploration & Production - 1.0%
18,770                                                    Apache Corporation                                     940,565
                                                                                                              ----------
Other Diversified Financial Services - 2.2%
36,666                                                    Citigroup, Inc.                                      1,617,704
13,208                                                    JPMorgan Chase & Company                               524,754
                                                                                                              ----------
                                                                                                               2,142,458
                                                                                                              ----------
Personal Products - 2.8%
37,000                                                    Estee Lauder Companies, Inc. Class A                 1,546,600
27,900                                                    Gillette Company                                     1,164,546
                                                                                                              ----------
                                                                                                               2,711,146
                                                                                                              ----------
Pharmaceuticals - 7.5%
30,600                                                    Abbott Laboratories                                  1,296,216
22,100                                                    Barr Pharmaceuticals, Inc.*                            915,603
16,500                                                    Eli Lilly and Company                                  990,825
5,500                                                     Johnson & Johnson                                      309,815
49,400                                                    Medicis Pharmaceutical Corporation                   1,928,576
33,950                                                    Pfizer, Inc.                                         1,038,870
24,700                                                    Wyeth                                                  923,780
                                                                                                              ----------
                                                                                                               7,403,685
                                                                                                              ----------
Property & Casualty Insurance - 0.3%
6,800                                                     Allstate Corporation                                   326,332
                                                                                                              ----------
Railroads - 1.6%
27,400                                                    Burlington Northern Santa Fe Corporation             1,049,694
8,800                                                     Union Pacific Corporation                              515,680
                                                                                                              ----------
                                                                                                               1,565,374
                                                                                                              ----------
Restaurants - 1.1%
24,200                                                    Cheesecake Factory, Inc.*                            1,050,280
                                                                                                              ----------
Soft Drinks - 0.3%
8,400                                                     Coca-Cola Company                                      336,420
                                                                                                              ----------
Specialty Stores - 0.9%
24,500                                                    Bed Bath & Beyond, Inc.*                               909,195
                                                                                                              ----------
Systems Software - 3.4%
54,200                                                    Microsoft Corporation                                1,498,630
134,650                                                   TIBCO Software, Inc.*                                1,145,872
36,400                                                    VERITAS Software Corporation*                          647,920
                                                                                                              ----------
                                                                                                               3,292,422
                                                                                                              ----------
Thrifts & Mortgage Finance - 1.8%
10,800                                                    Freddie Mac                                            704,592


26,800                                                    The PMI Group, Inc.                                 $1,087,544
                                                                                                              ----------
                                                                                                               1,792,136
                                                                                                              ----------
Trading Companies & Distributors - 0.5%
8,500                                                     W.W. Grainger, Inc.                                    490,025
                                                                                                              ----------

Total Common Stocks (Domestic)                                                                                59,082,289
(Cost - $54,302,392)                                                                                          ----------

Common Stocks (Foreign) - 3.0%
Application Software - 1.4%
36,250                                                    SAP AG Sponsored ADR (GE)                            1,411,938
                                                                                                              ----------
IT Consulting & Other Services - 1.2%
43,125                                                    Accenture Limited Class A (BD)*                      1,166,531
                                                                                                              ----------
Railroads - 0.4%
8,162                                                     Canadian National Railway Company (CA)                 398,306
                                                                                                              ----------

Total Common Stocks (Foreign)                                                                                  2,976,775
(Cost - $2,414,146)                                                                                           ----------

Contracts                                                                                                 Market Value
------------------------------------------------------------------------------------------------------------------------
Options Purchased - 0.0%
Pharmaceuticals - 0.0%
157                                                       Eli Lilly & Company
                                                          Strike Price $60, expire 10/16/04                       31,400
                                                                                                              ----------
Total Options Purchased                                                                                           31,400
(Cost - $36,581)                                                                                              ----------

Principal Amount                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------
Corporate Bonds (Domestic) - 11.0%
Automobile Manufacturers - 2.1%
$2,000,000                                                Toyota Motor Credit Corporation
                                                          5.65% 1/15/07                                        2,107,120
                                                                                                              ----------
Diversified Banks - 3.5%
1,500,000                                                 Bank One Corporation
                                                          6.50% 2/1/06                                         1,572,945
1,540,000                                                 Washington Mutual, Inc.
                                                          8.25% 4/1/10                                         1,822,621
                                                                                                              ----------
                                                                                                               3,395,566
                                                                                                              ----------
Household Products - 1.7%
1,500,000                                                 Colgate-Palmolive Company
                                                          5.98% 4/25/12                                        1,657,575
                                                                                                              ----------
Movies & Entertainment - 2.1%
2,000,000                                                 Viacom, Inc.
                                                          7.75% 6/1/05                                         2,071,340
                                                                                                              ----------
Pharmaceuticals - 1.6%
1,500,000                                                 Abbott Laboratories
                                                          5.625% 7/1/06                                        1,570,320
                                                                                                              ----------
Total Corporate Bonds (Domestic)
(Cost - $10,234,349)                                                                                          10,801,921
                                                                                                              ----------
U.S. Government Obligations - 15.2%
Agency Pass Through - 3.5%
3,200,436                                                 U.S. Small Business Administration Series 10-A
                                                          6.64% 2/1/11                                         3,465,496
                                                                                                              ----------
Government Sponsored Enterprises - 5.7%
2,000,000                                                 Federal Home Loan Bank
                                                          6.50% 11/15/05                                       2,089,620
2,000,000                                                 Private Export Funding Corporation
                                                          3.40% 2/15/08                                        2,004,200
1,500,000                                                 Tennessee Valley Authority
                                                          6.375% 6/15/05                                       1,543,455
                                                                                                              ----------
                                                                                                               5,637,275
                                                                                                              ----------
Mortgage-Backed Securities:  GNMA/Guaranteed - 1.7%
1,627,005                                                 Government National Mortgage Association
                                                          6.00% 1/15/33 Pool #563709                           1,689,335
                                                                                                              ----------
U.S.  Treasury Notes - 4.3%
1,154,940                                                 U.S. Treasury Inflation Index Note
                                                          3.875% 1/15/09                                       1,300,100
                                                          U.S. Treasury Note:
1,250,000                                                 4.375% 5/15/07                                       1,299,850


$1,500,000                                                6.875% 5/15/06                                      $1,605,240
                                                                                                              ----------
                                                                                                               4,205,190
                                                                                                              ----------

Total U.S. Government Obligations                                                                             14,997,296
(Cost - $14,544,649)                                                                                          ----------

Government Bonds (Foreign) - 3.0%
CAD 3,535,000                                             Province of Quebec
                                                          6.50% 12/1/05 (CA)                                   2,903,890
                                                                                                              ----------
Total Government Bonds (Foreign)
(Cost - $2,359,745)                                                                                            2,903,890
                                                                                                              ----------
Supranational Obligations - 1.0%
$1,000,000                                                International Finance Corporation
                                                          3.75% 6/30/09                                        1,009,420
                                                                                                              ----------
Total Supranational Obligations
(Cost - $999,410)                                                                                              1,009,420
                                                                                                              ----------

Principal Amount                                                                                          Amortized Cost
------------------------------------------------------------------------------------------------------------------------
U.S. Agency Discount Notes - 3.4%
$3,300,000                                                Federal Home Loan Bank
                                                          1.65% 10/1/04                                       $3,300,000
                                                                                                              ----------
Total U.S. Agency Discount Notes
(Cost - $3,300,000)                                                                                            3,300,000
                                                                                                              ----------
Corporate Short-Term Notes - 1.7%
Pharmaceuticals - 1.7%
1,700,000                                                 Novartis Finance Corporation
                                                          1.84% 10/1/04~                                       1,700,000
                                                                                                              ----------
Total Corporate Short-Term Notes
(Amortized Cost - $1,700,000)                                                                                  1,700,000
                                                                                                              ----------

Total Investments - 98.5%
(Total Cost - $89,891,272)                                                                                    96,802,991
Other Assets and Liabilities - 1.5%
Net Assets - 100.0%                                                                                            1,520,651
                                                                                                              ----------
                                                                                                             $98,323,642
                                                                                                             ===========

NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale.

ADR - American Depositary Receipt
BD - Bermuda
CA - Canada
GE - Germany

Transactions in options written during the quarter ended September 30, 2004 were as follows:

                                                          Number of Contracts            Premiums Received
                                                          ------------------------------------------------
Options outstanding at June 30, 2004                              0                              $0
Options written                                                  279                           30,825
Options terminated in closing purchase transactions             (279)                         (30,825)
Options expired                                                   0                               0
                                                          ------------------------------------------------
Options outstanding at September 30, 2004                         0                              $0
                                                          ================================================


Federal Tax Information
-----------------------
At September 30, 2004, the federal tax cost of the Fund's investments was $91,214,589. The gross tax appreciation was $6,444,603 and the gross tax depreciation was $856,201, resulting in net tax appreciation of $5,588,402.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

                         Dreyfus Founders Discovery Fund
                            Statement of Investments
                         September 30, 2004 (unaudited)

Shares                                                                                                       Market Value
----------------------------------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 99.1%
Air Freight & Logistics - 2.8%
174,200                                             Forward Air Corporation*                                      $6,971,481
337,270                                             Pacer International, Inc.*                                     5,531,228
114,040                                             UTI Worldwide, Inc.                                            6,706,692
                                                                                                                 -----------
                                                                                                                  19,209,401
                                                                                                                 -----------
Apparel Retail - 0.7%
262,475                                             Hot Topic, Inc.*                                               4,472,574
                                                                                                                 -----------
Application Software - 3.6%
527,380                                             Altiris, Inc.*                                                16,691,577
428,725                                             Concur Technologies, Inc.*                                     4,497,325
315,400                                             Quest Software, Inc.*                                          3,507,248
                                                                                                                 -----------
                                                                                                                  24,696,150
                                                                                                                 -----------
Broadcasting & Cable TV - 1.1%
529,525                                             Cumulus Media, Inc.*                                           7,619,865
                                                                                                                 -----------
Building Products - 1.7%
264,230                                             Trex Company, Inc.*                                           11,700,104
                                                                                                                 -----------
Casinos & Gaming - 5.9%
801,575                                             GTECH Holdings Corporation                                    20,295,879
262,875                                             Station Casinos, Inc.                                         12,891,390
294,000                                             WMS Industries, Inc.*                                          7,552,860
                                                                                                                 -----------
                                                                                                                  40,740,129
                                                                                                                 -----------
Communications Equipment - 6.6%
140,275                                             ADTRAN, Inc.                                                   3,181,437
365,450                                             Avocent Corporation*                                           9,512,664
254,820                                             Harris Corporation                                            13,999,811
597,150                                             Polycom, Inc.*                                                11,835,513
1,113,680                                           Powerwave Technologies, Inc.*                                  6,860,269
                                                                                                                 -----------
                                                                                                                  45,389,694
                                                                                                                 -----------
Construction, Farm Machinery & Heavy Trucks - 0.8%
285,450                                             Wabtec Corporation                                             5,335,061
                                                                                                                 -----------
Diversified Commercial Services - 2.0%
183,485                                             Asset Acceptance Capital Corporation*                          3,113,740
397,310                                             Education Management Corporation*                             10,584,338
                                                                                                                 -----------
                                                                                                                  13,698,078
                                                                                                                 -----------
Electrical Components & Equipment - 2.1%
471,225                                             AMETEK, Inc.                                                  14,287,542
                                                                                                                 -----------
Electronic Equipment Manufacturers - 0.7%
466,215                                             Aeroflex, Inc.*                                                4,927,893
                                                                                                                 -----------
Electronic Manufacturing Services - 0.8%
399,375                                             RadiSys Corporation*                                           5,571,281
                                                                                                                 -----------
Employment Services - 1.3%
595,440                                             Gevity HR, Inc.                                                9,157,867
                                                                                                                 -----------
Environmental Services - 1.1%
163,615                                             Stericycle, Inc.*                                              7,509,929
                                                                                                                 -----------
Exchange Traded Funds - 2.3%
56,475                                              iShares S&P SmallCap 600 Barra Growth Index Fund               5,329,546
300,600                                             Nasdaq 100 Index Tracking Stock                               10,557,072
                                                                                                                 -----------
                                                                                                                  15,886,618
                                                                                                                 -----------
General Merchandise Stores - 1.2%
262,795                                             Tuesday Morning Corporation*                                   8,125,621
                                                                                                                 -----------
Healthcare Distributors - 3.8%
226,375                                             Fisher Scientific International, Inc.*                        13,204,454
206,136                                             Henry Schein, Inc.*                                           12,844,334
                                                                                                                 -----------
                                                                                                                  26,048,788
                                                                                                                 -----------
Healthcare Equipment - 3.0%
256,200                                             I-Flow Corporation*                                            3,709,776
248,450                                             Mine Safety Appliances Company                                10,116,884
143,875                                             ResMed, Inc.*                                                  6,849,889
                                                                                                                 -----------
                                                                                                                  20,676,549
                                                                                                                 -----------


Healthcare Services - 1.6%
416,952                                             SFBC International, Inc.*                                    $10,970,007
                                                                                                                 -----------
Healthcare Supplies - 1.8%
94,900                                              Dade Behring Holdings, Inc.*                                   5,287,638
482,867                                             Merit Medical Systems, Inc.*                                   7,296,120
                                                                                                                 -----------
                                                                                                                  12,583,758
                                                                                                                 -----------
Home Entertainment Software - 1.0%
409,055                                             Sonic Solutions*                                               6,675,778
                                                                                                                 -----------
Hotels, Resorts & Cruise Lines - 3.3%
170,125                                             Choice Hotels International, Inc.                              9,797,499
402,810                                             Gaylord Entertainment Company*                                12,487,110
                                                                                                                 -----------
                                                                                                                  22,284,609
                                                                                                                 -----------
Industrial Machinery - 1.3%
223,000                                             Actuant Corporation*                                           9,189,830
                                                                                                                 -----------
IT Consulting & Other Services - 1.3%
516,550                                             Lionbridge Technologies, Inc.*                                 4,437,165
268,490                                             Perot Systems Corporation *                                    4,311,950
                                                                                                                 -----------
                                                                                                                   8,749,115
                                                                                                                 -----------
Leisure Facilities - 0.9%
236,450                                             Life Time Fitness, Inc.*                                       6,067,307
                                                                                                                 -----------
Leisure Products - 2.3%
632,992                                             Marvel Enterprises, Inc.*                                      9,216,364
117,700                                             Polaris Industries, Inc.                                       6,570,014
                                                                                                                 -----------
                                                                                                                  15,786,378
                                                                                                                 -----------
Managed Healthcare - 1.5%
180,325                                             AMERIGROUP Corporation*                                       10,143,281
                                                                                                                 -----------
Office Services & Supplies - 0.8%
222,300                                             Herman Miller, Inc.                                            5,479,695
                                                                                                                 -----------
Oil & Gas Equipment & Services - 4.1%
53,625                                              CARBO Ceramics, Inc.                                           3,868,508
437,595                                             National-Oilwell, Inc.*                                       14,379,372
747,000                                             Superior Energy Services, Inc.*                                9,651,240
                                                                                                                 -----------
                                                                                                                  27,899,120
                                                                                                                 -----------
Oil & Gas Exploration & Production - 0.8%
168,850                                             Quicksilver Resources, Inc.*                                   5,516,330
                                                                                                                 -----------
Pharmaceuticals - 8.9%
378,200                                             Endo Pharmaceuticals Holdings, Inc.*                           6,943,752
309,725                                             Eon Labs, Inc.*                                                6,721,033
748,680                                             Impax Laboratories, Inc.*                                     11,499,725
338,627                                             Medicis Pharmaceutical Corporation                            13,219,998
395,890                                             MGI Pharma, Inc.*                                             10,566,304
548,250                                             Salix Pharmaceuticals Limited*                                11,798,340
                                                                                                                 -----------
                                                                                                                  60,749,152
                                                                                                                 -----------
Publishing - 1.0%
126,820                                             Getty Images, Inc.*                                            7,013,146
                                                                                                                 -----------
Regional Banks - 0.8%
273,980                                             Southwest Bancorporation of Texas, Inc.                        5,517,957
                                                                                                                 -----------
Restaurants - 3.7%
375,067                                             RARE Hospitality International, Inc.*                          9,995,536
142,069                                             Red Robin Gourmet Burgers, Inc.*                               6,204,153
330,785                                             Ruby Tuesday, Inc.                                             9,218,978
                                                                                                                 -----------
                                                                                                                  25,418,667
                                                                                                                 -----------
Semiconductor Equipment - 1.5%
286,095                                             Brooks Automation, Inc.*                                       4,048,244
733,460                                             Entegris, Inc.*                                                6,117,056
                                                                                                                 -----------
                                                                                                                  10,165,300
                                                                                                                 -----------
Semiconductors - 2.4%
486,940                                             Semtech Corporation*                                           9,334,640
347,750                                             Sigmatel, Inc.*                                                7,375,778
                                                                                                                 -----------
                                                                                                                  16,710,418
                                                                                                                 -----------
Soft Drinks - 1.4%
338,800                                             Cott Corporation*                                              9,770,992
                                                                                                                 -----------


Specialty Stores - 4.5%
216,830                                             Advance Auto Parts, Inc.*                                     $7,458,952
293,450                                             Guitar Center, Inc.*                                          12,706,385
325,625                                             PETCO Animal Supplies, Inc.*                                  10,634,913
                                                                                                                 -----------
                                                                                                                  30,800,250
                                                                                                                 -----------
Steel - 0.6%
298,400                                             GrafTech International Limited*                                4,162,680
                                                                                                                 -----------
Systems Software - 1.5%
433,025                                             Macrovision Corporation*                                      10,427,242
                                                                                                                 -----------
Technology Distributors - 2.1%
847,561                                             Insight Enterprises, Inc.*                                    14,272,927
                                                                                                                 -----------
Thrifts & Mortgage Finance - 1.8%
351,850                                             BankAtlantic Bancorp, Inc.                                     6,445,892
401,725                                             NewAlliance Bancshares, Inc.                                   5,764,754
                                                                                                                 -----------
                                                                                                                  12,210,646
                                                                                                                 -----------
Trading Companies & Distributors - 3.1%
130,895                                             Fastenal Company                                               7,539,552
457,700                                             Hughes Supply, Inc.                                           13,763,039
                                                                                                                 -----------
                                                                                                                  21,302,591
                                                                                                                 -----------
Trucking - 3.6%
280,450                                             J.B. Hunt Transport Services, Inc.                            10,415,913
265,725                                             Knight Transportation, Inc.*                                   5,691,830
277,945                                             Overnite Corporation                                           8,735,811
                                                                                                                 -----------
                                                                                                                  24,843,554
                                                                                                                 -----------

Total Common Stocks (Domestic)                                                                                   679,763,874
(Cost - $600,138,536)                                                                                            -----------

Common Stocks (Foreign) - 0.8%
Hotels, Resorts & Cruise Lines - 0.8%
197,560                                             Fairmont Hotels & Resorts, Inc. (CA)                           5,397,339
                                                                                                                 -----------

Total Common Stocks (Foreign)                                                                                      5,397,339
(Cost - $5,081,153)                                                                                              -----------

Units                                                                                                        Market Value
----------------------------------------------------------------------------------------------------------------------------
Warrants - 0.0%
Commercial Printing - 0.0%
2,368                                               American Banknote Corporation Warrants*, expire 2007                   2
2,368                                               American Banknote Corporation Warrants*, expire 2007                   2
                                                                                                                 -----------
                                                                                                                           4
                                                                                                                 -----------

Total Warrants                                                                                                             4
(Cost - $0)                                                                                                      -----------

Principal Amount                                                                                             Amortized Cost
----------------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 1.3%
Multi-Line Insurance - 1.3%
$8,900,000                                          AIG Funding, Inc. 1.85% 10/1/04                               $8,900,000
                                                                                                                 -----------

Total Corporate Short-Term Notes                                                                                   8,900,000
(Amortized Cost - $8,900,000)                                                                                    -----------


Total Investments - 101.2%                                                                                       694,061,217
(Total Cost - $614,119,689)
Other Assets and Liabilities - (1.2%)                                                                            (7,950,161)
                                                                                                                 -----------
Net Assets - 100.0%                                                                                             $686,111,056
                                                                                                                ============

NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

CA - Canada

Federal Tax Information
-----------------------
At September 30, 2004, the federal tax cost of the Fund's investments was $618,179,069. The gross tax appreciation was $103,095,431 and gross tax depreciation was $27,213,283, resulting in net tax appreciation of $75,882,148.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

                   Dreyfus Founders Government Securities Fund
                            Statement of Investments
                         September 30, 2004 (unaudited)

Principal Amount                                                                                                 Market Value
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations - 78.6%
Agency Pass Through - 3.3%
$320,044                                                  U.S. Small Business Administration Series 10-A
                                                           6.64% 2/1/11                                                 $346,550
                                                                                                                     -----------
Government Sponsored Enterprises - 46.7%
                                                          Federal Home Loan Bank:
200,000                                                   1.76% 12/8/04 Discount Note                                    199,312
495,000                                                   5.625% 2/15/08                                                 531,051
355,000                                                   7.125% 2/15/05                                                 361,834
                                                          Federal National Mortgage Association:
400,000                                                   5.36% 11/29/11 Callable 11/29/04                               401,668
300,000                                                   6.00% 5/15/08                                                  326,289
300,000                                                   6.625% 10/15/07                                                329,325
250,000                                                   7.125% 6/15/10                                                 290,045
500,000                                                   Private Export Funding Corporation
                                                           3.40% 2/15/08                                                 501,050
                                                          Tennessee Valley Authority:
500,000                                                   4.75% 8/1/13                                                   509,390
500,000                                                   5.375% 11/13/08                                                535,150
350,000                                                   7.125% 5/1/30                                                  433,108
500,000                                                   U.S. Department of Housing & Urban Development
                                                          2.97% 8/1/07                                                   497,385
                                                                                                                     -----------
                                                                                                                       4,915,607
                                                                                                                     -----------
Mortgage-Backed Securities:  FHLMC/FNMA/Sponsored - 1.7%
28,919                                                    Federal Home Loan Mortgage Corporation
                                                          7.50% 11/1/29 Pool #C32819                                      31,050
                                                          Federal National Mortgage Association:
62,406                                                    6.50% 10/1/31 Pool #596063                                      65,504
77,677                                                    7.00% 3/1/12 Pool #373543                                       82,440
                                                                                                                     -----------
                                                                                                                         178,994
                                                                                                                     -----------
Mortgage-Backed Securities:  GNMA/Guaranteed - 3.3%
                                                          Government National Mortgage Association:
193,429                                                   6.00% 1/15/33 Pool #563709                                     200,839
138,861                                                   6.50% 5/15/26 Pool #417388                                     147,151
                                                                                                                     -----------
                                                                                                                         347,990
                                                                                                                     -----------
U.S.  Treasury Notes - 23.6%
                                                          U.S. Treasury Inflation Index Note:
240,010                                                   3.375% 1/15/12                                                 271,937
435,312                                                   3.50% 1/15/11                                                  492,676
                                                          U.S. Treasury Note:
400,000                                                   6.00% 8/15/09                                                  447,156
500,000                                                   6.25% 2/15/07                                                  540,350
500,000                                                   6.50% 8/15/05                                                  518,670
200,000                                                   7.00% 7/15/06                                                  215,562
                                                                                                                     -----------
                                                                                                                       2,486,351
                                                                                                                     -----------

Total U.S. Government Obligations                                                                                      8,275,492
(Cost - $7,932,253)                                                                                                  -----------

Government Bonds (Foreign) - 4.8%
CAD 305,000                                               Province of Quebec
                                                          6.50% 12/1/05 (CA)                                             250,548
CAD 305,000                                               Province of Saskatchewan
                                                          6.00% 6/1/06 (CA)                                              251,897
                                                                                                                     -----------
                                                                                                                         502,445
                                                                                                                     -----------
Total Government Bonds (Foreign)
(Cost - $406,736)                                                                                                        502,445
                                                                                                                     -----------
Supranational Obligations - 1.9%
200,000                                                   International Bank for Reconstruction & Development
                                                          4.00% 1/10/05                                                  201,134
                                                                                                                     -----------
Total Supranational Obligations
(Cost - $200,303)                                                                                                        201,134
                                                                                                                     -----------
Corporate Bonds (Domestic) - 3.2%
Diversified Commercial Services - 3.2%
300,000                                                   Stanford University
                                                          6.16% 4/30/11                                                  334,926
                                                                                                                     -----------
Total Corporate Bonds (Domestic)
(Cost - $300,000)                                                                                                        334,926
                                                                                                                     -----------

Principal Amount                                                                                                 Amortized Cost
--------------------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 8.5%
Consumer Electronics - 3.8%
$400,000                                                  Sharp Electronics Corporation
                                                          1.80% 10/4/04                                                 $399,940
                                                                                                                     -----------
General Merchandise Stores - 4.7%
500,000                                                   Wal-Mart Stores, Inc.
                                                          1.74% 10/1/04~                                                 500,000
                                                                                                                     -----------
Total Corporate Short-Term Notes
(Amortized Cost - $899,940)                                                                                              899,940
                                                                                                                     -----------

Total Investments - 97.0%                                                                                             10,213,937
(Total Cost - $9,739,232)
Other Assets and Liabilities - 3.0%                                                                                      317,064
                                                                                                                     -----------
Net Assets - 100.0%                                                                                                  $10,531,001
                                                                                                                     ===========

NOTES TO STATEMENT OF INVESTMENTS

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale.

CA - Canada

Federal Tax Information
-----------------------
At September 30, 2004, the federal tax cost of the Fund's investments was $9,739,232. The gross tax appreciation was $501,787 and gross tax depreciation was $27,082, resulting in net tax appreciation of $474,705.

Security Valuations
-------------------
Debt securities held by Government Securities Fund with a remaining maturity greater than 60 days at the time of purchase are valued in accordance with the evaluated bid prices supplied by a pricing service approved by the Company's board of directors or, if such prices are not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. Debt securities with a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. Premiums and discounts are amortized on all debt securities.

If market quotations are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security.
Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

                     Dreyfus Founders Growth and Income Fund
                            Statement of Investments
                         September 30, 2004 (unaudited)

Shares                                                                               Market Value
-------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 88.0%
Air Freight & Logistics - 1.6%
40,000                                         FedEx Corporation                       $3,427,596
                                                                                       ----------
Airlines - 0.4%
58,250                                         Southwest Airlines Company                 793,365
                                                                                       ----------
Application Software - 2.7%
76,175                                         Autodesk, Inc.                           3,704,390
62,700                                         Mercury Interactive Corporation*         2,186,976
                                                                                       ----------
                                                                                        5,891,366
                                                                                       ----------
Biotechnology - 2.8%
36,835                                         Amgen, Inc.*                             2,087,808
18,575                                         Biogen Idec, Inc.*                       1,136,233
24,525                                         Genzyme Corporation*                     1,334,405
41,000                                         Gilead Sciences, Inc.*                   1,532,580
                                                                                       ----------
                                                                                        6,091,026
                                                                                       ----------
Broadcasting & Cable TV - 2.3%
127,875                                        Comcast Corporation Special Class A*     3,570,270
43,300                                         Cox Communications, Inc. Class A*        1,434,529
                                                                                       ----------
                                                                                        5,004,799
                                                                                       ----------
Casinos & Gaming - 0.4%
16,700                                         Wynn Resorts, Limited*                     863,223
                                                                                       ----------
Communications Equipment - 2.6%
82,300                                         Avaya, Inc.*                             1,147,262
214,938                                        Cisco Systems, Inc.*                     3,890,378
36,500                                         Motorola, Inc.                             658,460
                                                                                       ----------
                                                                                        5,696,100
                                                                                       ----------
Computer & Electronics Retail - 0.8%
30,799                                         Best Buy Company, Inc.                   1,670,538
                                                                                       ----------
Computer Hardware - 3.9%
97,375                                         Apple Computer, Inc.*                    3,773,281
37,450                                         Dell, Inc.*                              1,333,220
41,675                                         International Business Machines
                                               Corporation                              3,573,215
                                                                                       ----------
                                                                                        8,679,716
                                                                                       ----------
Computer Storage & Peripherals - 1.2%
230,200                                        EMC Corporation*                         2,656,508
                                                                                       ----------
Consumer Finance - 0.7%
60,681                                         MBNA Corporation                         1,529,161
                                                                                       ----------
Data Processing & Outsourced Services - 2.0%
69,950                                         Automatic Data Processing, Inc.          2,890,334
46,925                                         Paychex, Inc.                            1,414,789
                                                                                       ----------
                                                                                        4,305,123
                                                                                       ----------
Department Stores - 3.6%
164,175                                        Kohl's Corporation*                      7,911,593
                                                                                       ----------
Diversified Banks - 0.9%
34,925                                         Wells Fargo & Company                    2,082,578
                                                                                       ----------
Electrical Components & Equipment - 0.8%
28,400                                         Emerson Electric Company                 1,757,676
                                                                                       ----------
Employment Services - 1.3%
28,500                                         Manpower, Inc.                           1,267,965
67,175                                         Monster Worldwide, Inc.*                 1,655,192
                                                                                       ----------
                                                                                        2,923,157
                                                                                       ----------
Exchange Traded Funds - 4.8%
93,725                                         SPDR Trust Series 1                     10,476,581
                                                                                       ----------
Food Retail - 1.3%
178,100                                        Kroger Company*                          2,764,112
                                                                                       ----------


Home Entertainment Software - 0.9%
41,650                                         Electronic Arts*                        $1,915,484
                                                                                       ----------
Hotels, Resorts & Cruise Lines - 3.2%
85,750                                         Carnival Corporation                     4,055,118
63,600                                         Starwood Hotels & Resorts
                                               Worldwide, Inc.                          2,952,312
                                                                                       ----------
                                                                                        7,007,430
                                                                                       ----------
Household Products - 1.1%
44,625                                         Procter & Gamble Company                 2,415,105
                                                                                       ----------
Hypermarkets & Super Centers - 2.0%
83,825                                         Wal-Mart Stores, Inc.                    4,459,490
                                                                                       ----------
Industrial Conglomerates - 1.0%
68,425                                         General Electric Company                 2,297,712
                                                                                       ----------
Industrial Machinery - 0.8%
18,375                                         Illinois Tool Works, Inc.                1,711,999
                                                                                       ----------
Integrated Oil & Gas - 1.7%
79,766                                         Exxon Mobil Corporation                  3,855,091
                                                                                       ----------
Integrated Telecommunication Services - 1.3%
73,325                                         Verizon Communications, Inc.             2,887,539
                                                                                       ----------
Internet Retail - 0.7%
17,100                                         eBay, Inc.*                              1,572,174
                                                                                       ----------
Investment Banking & Brokerage - 2.5%
36,000                                         Goldman Sachs Group, Inc.                3,356,640
45,325                                         Morgan Stanley                           2,234,523
                                                                                       ----------
                                                                                        5,591,163
                                                                                       ----------
Leisure Facilities - 3.4%
171,575                                        Royal Caribbean Cruises Limited          7,480,670
                                                                                       ----------
Movies & Entertainment - 4.8%
238,100                                        Time Warner, Inc.*                       3,842,934
95,300                                         Viacom, Inc. Class B                     3,198,268
158,325                                        Walt Disney Company                      3,570,229
                                                                                       ----------
                                                                                       10,611,431
                                                                                       ----------
Multi-Line Insurance - 1.8%
58,050                                         American International Group, Inc.       3,946,820
                                                                                       ----------
Oil & Gas Drilling - 0.3%
18,300                                         Diamond Offshore Drilling, Inc.            603,717
                                                                                       ----------
Other Diversified Financial Services - 1.5%
50,474                                         Citigroup, Inc.                          2,226,913
28,226                                         JPMorgan Chase & Company                 1,121,419
                                                                                       ----------
                                                                                        3,348,332
                                                                                       ----------
Personal Products - 3.3%
74,075                                         Estee Lauder Companies, Inc. Class A     3,096,335
101,200                                        Gillette Company                         4,224,088
                                                                                       ----------
                                                                                        7,320,423
                                                                                       ----------
Pharmaceuticals - 6.3%
84,725                                         Abbott Laboratories                      3,588,951
61,525                                         Johnson & Johnson                        3,465,703
182,559                                        Pfizer, Inc.                             5,586,305
33,725                                         Wyeth                                    1,261,315
                                                                                       ----------
                                                                                       13,902,274
                                                                                       ----------
Property & Casualty Insurance - 0.8%
35,300                                         Allstate Corporation                     1,694,047
                                                                                       ----------
Publishing - 1.2%
32,550                                         Gannett Company, Inc.                    2,726,388
                                                                                       ----------
Railroads - 1.1%
31,725                                         Burlington Northern Santa Fe
                                               Corporation                              1,215,385
19,025                                         Union Pacific Corporation                1,114,865
                                                                                       ----------
                                                                                        2,330,250
                                                                                       ----------
Restaurants - 1.0%
51,175                                         Cheesecake Factory, Inc.*                2,220,995
                                                                                       ----------


Semiconductors - 3.7%
92,628                                         Intel Corporation                       $1,858,118
74,250                                         Linear Technology Corporation            2,690,820
61,300                                         Maxim Integrated Products, Inc.          2,592,377
50,925                                         Texas Instruments, Inc.                  1,083,684
                                                                                       ----------
                                                                                        8,224,999
                                                                                       ----------
Soft Drinks - 0.9%
51,050                                         Coca-Cola Company                        2,044,553
                                                                                       ----------
Specialty Stores - 1.0%
57,875                                         Weight Watchers International, Inc.*     2,246,708
                                                                                       ----------
Systems Software - 5.2%
38,800                                         Adobe Systems, Inc.                      1,919,436
282,816                                        Microsoft Corporation                    7,819,862
97,425                                         VERITAS Software Corporation*            1,734,165
                                                                                       ----------
                                                                                       11,473,463
                                                                                       ----------
Thrifts & Mortgage Finance - 1.6%
27,375                                         Freddie Mac                              1,785,945
42,350                                         The PMI Group, Inc.                      1,718,563
                                                                                       ----------
                                                                                        3,504,508
                                                                                       ----------
Trading Companies & Distributors - 0.8%
30,375                                         W.W. Grainger, Inc.                      1,751,119
                                                                                       ----------

Total Common Stocks (Domestic)                                                        193,668,102
(Cost - $185,696,040)                                                                  ----------

Common Stocks (Foreign) - 4.8%
Application Software - 2.2%
28,800                                         Amdocs Limited (CI)*                       628,704
107,575                                        SAP AG Sponsored ADR (GE)                4,190,046
                                                                                       ----------
                                                                                        4,818,750
                                                                                       ----------
IT Consulting & Other Services - 1.9%
152,425                                        Accenture Limited Class A (BD)*          4,123,096
                                                                                       ----------
Railroads - 0.7%
32,787                                         Canadian National Railway Company (CA)   1,600,006
                                                                                       ----------

Total Common Stocks (Foreign)                                                          10,541,852
(Cost - $9,131,076)                                                                    ----------

Principal Amount                                                                   Amortized Cost
-------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 4.2%
Other Diversified Financial Services - 1.9%
$4,300,000                                     Verizon Network Funding
                                               1.78% 10/4/04                           $4,299,362
                                                                                       ----------
Pharmaceuticals - 2.3%
5,000,000                                      Novartis Finance Corporation
                                               1.84% 10/1/04~                           5,000,000
                                                                                       ----------
Total Corporate Short-Term Notes
(Amortized Cost - $9,299,362)                                                           9,299,362
                                                                                       ----------

Total Investments - 97.0%
(Total Cost - $204,126,478)                                                           213,509,316
Other Assets and Liabilities - 3.0%
Net Assets - 100.0%                                                                     6,506,815
                                                                                       ----------
                                                                                     $220,016,131
                                                                                     ============

NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale.

ADR - American Depositary Receipt
SPDR - Standard and Poor's Depositary Receipt
BD - Bermuda
CA - Canada
CI - Channel Islands
GE - Germany

Federal Tax Information
-----------------------
At  September  30,  2004,  the  federal tax cost of the Fund's  investments  was
$208,541,052.   The  gross  tax  appreciation  was  $12,830,580  and  gross  tax depreciation was $7,862,316, resulting in net tax appreciation $4,968,264.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

                          Dreyfus Founders Growth Fund
                            Statement of Investments
                         September 30, 2004 (unaudited)

Shares                                                                                              Market Value
--------------------------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 87.9%
Air Freight & Logistics - 1.6%
79,900                                               FedEx Corporation                                    $6,846,621
                                                                                                         -----------
Airlines - 0.4%
116,375                                              Southwest Airlines Company                            1,585,028
                                                                                                         -----------
Application Software - 2.7%
153,722                                              Autodesk, Inc.                                        7,475,501
125,275                                              Mercury Interactive Corporation*                      4,369,592
                                                                                                         -----------
                                                                                                          11,845,093
                                                                                                         -----------
Biotechnology - 2.9%
77,735                                               Amgen, Inc.*                                          4,406,020
36,950                                               Biogen Idec, Inc.*                                    2,260,232
49,500                                               Genzyme Corporation*                                  2,693,295
83,200                                               Gilead Sciences, Inc.*                                3,110,016
                                                                                                         -----------
                                                                                                          12,469,563
                                                                                                         -----------
Broadcasting & Cable TV - 2.3%
259,008                                              Comcast Corporation Special Class A*                  7,231,503
86,175                                               Cox Communications, Inc. Class A*                     2,854,978
                                                                                                         -----------
                                                                                                          10,086,481
                                                                                                         -----------
Casinos & Gaming - 0.4%
33,375                                               Wynn Resorts, Limited*                                1,725,154
                                                                                                         -----------
Communications Equipment - 2.6%
166,850                                              Avaya, Inc.*                                          2,325,889
434,030                                              Cisco Systems, Inc.*                                  7,855,943
72,625                                               Motorola, Inc.                                        1,310,155
                                                                                                         -----------
                                                                                                          11,491,987
                                                                                                         -----------
Computer & Electronics Retail - 0.8%
61,275                                               Best Buy Company, Inc.                                3,323,556
                                                                                                         -----------
Computer Hardware - 4.0%
194,550                                              Apple Computer, Inc.*                                 7,538,813
77,725                                               Dell, Inc.*                                           2,767,010
85,125                                               International Business Machines Corporation           7,298,618
                                                                                                         -----------
                                                                                                          17,604,441
                                                                                                         -----------
Computer Storage & Peripherals - 1.2%
473,875                                              EMC Corporation*                                      5,468,518
                                                                                                         -----------
Consumer Finance - 0.7%
123,163                                              MBNA Corporation                                      3,103,708
                                                                                                         -----------
Data Processing & Outsourced Services - 2.0%
139,750                                              Automatic Data Processing, Inc.                       5,774,470
93,675                                               Paychex, Inc.                                         2,824,301
                                                                                                         -----------
                                                                                                           8,598,771
                                                                                                         -----------
Department Stores - 3.7%
335,225                                              Kohl's Corporation*                                  16,154,493
                                                                                                         -----------
Diversified Banks - 1.0%
70,975                                               Wells Fargo & Company                                 4,232,239
                                                                                                         -----------
Electrical Components & Equipment - 0.8%
56,750                                               Emerson Electric Company                              3,512,258
                                                                                                         -----------
Employment Services - 1.4%
59,150                                               Manpower, Inc.                                        2,631,584
134,125                                              Monster Worldwide, Inc.*                              3,304,840
                                                                                                         -----------
                                                                                                           5,936,424
                                                                                                         -----------
Exchange Traded Funds - 4.9%
189,700                                              SPDR Trust Series 1                                  21,204,666
                                                                                                         -----------
Food Retail - 1.3%
366,550                                              Kroger Company*                                       5,688,856
                                                                                                         -----------


Home Entertainment Software - 0.9%
86,800                                               Electronic Arts*                                     $3,991,932
                                                                                                         -----------
Hotels, Resorts & Cruise Lines - 1.9%
171,325                                              Carnival Corporation                                  8,101,959
                                                                                                         -----------
Household Products - 1.1%
88,800                                               Procter & Gamble Company                              4,805,856
                                                                                                         -----------
Hypermarkets & Super Centers - 2.0%
166,796                                              Wal-Mart Stores, Inc.                                 8,873,547
                                                                                                         -----------
Industrial Conglomerates - 1.1%
138,559                                              General Electric Company                              4,652,811
                                                                                                         -----------
Industrial Machinery - 0.9%
42,875                                               Illinois Tool Works, Inc.                             3,994,664
                                                                                                         -----------
Integrated Oil & Gas - 0.7%
63,450                                               Exxon Mobil Corporation                               3,066,539
                                                                                                         -----------
Internet Retail - 0.7%
34,050                                               eBay, Inc.*                                           3,130,557
                                                                                                         -----------
Investment Banking & Brokerage - 2.6%
71,850                                               Goldman Sachs Group, Inc.                             6,699,294
93,325                                               Morgan Stanley                                        4,600,923
                                                                                                         -----------
                                                                                                          11,300,217
                                                                                                         -----------
Leisure Facilities - 3.4%
342,775                                              Royal Caribbean Cruises Limited                      14,944,990
                                                                                                         -----------
Movies & Entertainment - 5.1%
548,050                                              Time Warner, Inc.*                                    8,845,527
193,421                                              Viacom, Inc. Class B                                  6,491,209
316,300                                              Walt Disney Company                                   7,132,565
                                                                                                         -----------
                                                                                                          22,469,301
                                                                                                         -----------
Multi-Line Insurance - 1.9%
121,749                                              American International Group, Inc.                    8,277,715
                                                                                                         -----------
Oil & Gas Drilling - 0.3%
36,525                                               Diamond Offshore Drilling, Inc.                       1,204,960
                                                                                                         -----------
Other Diversified Financial Services - 1.5%
102,592                                              Citigroup, Inc.                                       4,526,359
56,381                                               JPMorgan Chase & Company                              2,240,017
                                                                                                         -----------
                                                                                                           6,766,376
                                                                                                         -----------
Personal Products - 3.4%
155,528                                              Estee Lauder Companies, Inc. Class A                  6,501,070
202,175                                              Gillette Company                                      8,438,785
                                                                                                         -----------
                                                                                                          14,939,855
                                                                                                         -----------
Pharmaceuticals - 6.5%
168,575                                              Abbott Laboratories                                   7,140,837
122,400                                              Johnson & Johnson                                     6,894,792
378,488                                              Pfizer, Inc.                                         11,581,733
70,275                                               Wyeth                                                 2,628,285
                                                                                                         -----------
                                                                                                          28,245,647
                                                                                                         -----------
Property & Casualty Insurance - 0.8%
70,525                                               Allstate Corporation                                  3,384,495
                                                                                                         -----------
Publishing - 1.4%
74,950                                               Gannett Company, Inc.                                 6,277,812
                                                                                                         -----------
Railroads - 1.1%
63,700                                               Burlington Northern Santa Fe Corporation              2,440,347
37,975                                               Union Pacific Corporation                             2,225,335
                                                                                                         -----------
                                                                                                           4,665,682
                                                                                                         -----------
Restaurants - 1.0%
101,850                                              Cheesecake Factory, Inc.*                             4,420,290
                                                                                                         -----------
Semiconductors - 4.2%
286,751                                              Intel Corporation                                     5,752,225
149,050                                              Linear Technology Corporation                         5,401,572
122,450                                              Maxim Integrated Products, Inc.                       5,178,411
101,700                                              Texas Instruments, Inc.                               2,164,176
                                                                                                         -----------
                                                                                                          18,496,384
                                                                                                         -----------


Soft Drinks - 1.1%
118,525                                              Coca-Cola Company                                    $4,746,926
                                                                                                         -----------
Specialty Stores - 1.0%
115,625                                              Weight Watchers International, Inc.*                  4,488,563
                                                                                                         -----------
Systems Software - 6.2%
79,925                                               Adobe Systems, Inc.                                   3,953,890
717,326                                              Microsoft Corporation                                19,834,064
196,875                                              VERITAS Software Corporation*                         3,504,375
                                                                                                         -----------
                                                                                                          27,292,329
                                                                                                         -----------
Thrifts & Mortgage Finance - 1.6%
54,450                                               Freddie Mac                                           3,552,318
84,275                                               The PMI Group, Inc.                                   3,419,880
                                                                                                         -----------
                                                                                                           6,972,198
                                                                                                         -----------
Trading Companies & Distributors - 0.8%
60,650                                               W.W. Grainger, Inc.                                   3,496,473
                                                                                                         -----------

Total Common Stocks (Domestic)                                                                           383,885,935
(Cost - $368,064,165)                                                                                    -----------

Common Stocks (Foreign) - 5.4%
Application Software - 2.3%
60,900                                               Amdocs Limited (CI)*                                  1,329,447
222,525                                              SAP AG Sponsored ADR (GE)                             8,667,349
                                                                                                         -----------
                                                                                                           9,996,796
                                                                                                         -----------
Hotels, Resorts & Cruise Lines - 0.4%
25,275                                               Four Seasons Hotels, Inc. (CA)                        1,620,128
                                                                                                         -----------
IT Consulting & Other Services - 2.0%
314,150                                              Accenture Limited Class A (BD)*                       8,497,758
                                                                                                         -----------
Railroads - 0.7%
65,237                                               Canadian National Railway Company (CA)                3,183,566
                                                                                                         -----------

Total Common Stocks (Foreign)                                                                             23,298,248
(Cost - $20,075,319)                                                                                     -----------

Principal Amount                                                                              Amortized Cost
--------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 5.1%
Healthcare Equipment - 2.6%
$11,500,000                                          Becton Dickinson & Company
                                                     1.87% 10/1/04                                       $11,500,000
                                                                                                         -----------
Pharmaceuticals - 2.5%
10,900,000                                           Novartis Finance Corporation
                                                     1.84% 10/1/04~                                       10,900,000
                                                                                                         -----------
Total Corporate Short-Term Notes
(Amortized Cost - $22,400,000)                                                                            22,400,000
                                                                                                         -----------

Total Investments - 98.4%
(Total Cost - $410,539,484)                                                                              429,584,183
Other Assets and Liabilities - 1.6%
Net Assets - 100.0%                                                                                        7,074,299
                                                                                                         -----------
                                                                                                        $436,658,482
                                                                                                        ============


NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale.

ADR - American Depositary Receipt
SPDR - Standard and Poor's Depositary Receipt
BD - Bermuda
CA - Canada
CI - Channel Islands
GE - Germany

Federal Tax Information
-----------------------
At  September  30,  2004,  the  federal tax cost of the Fund's  investments  was
$422,189,765.   The  gross  tax  appreciation  was  $23,263,811  and  gross  tax depreciation was $15,869,393, resulting in net tax appreciation of $7,394,418.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

                   Dreyfus Founders International Equity Fund
                            Statement of Investments
                         September 30, 2004 (unaudited)

Shares                                                                                                    Market Value
----------------------------------------------------------------------------------------------------------------------
Common Stocks (Foreign) - 96.5%
Aerospace & Defense - 0.8%
71,200                                           BAE Systems PLC (UK)                                         $289,574
                                                                                                           -----------
Application Software - 1.3%
2,940                                            SAP AG (GE)                                                   458,234
                                                                                                           -----------
Auto Parts & Equipment - 0.5%
4,400                                            Canadian Tire Corporation Limited Class A (CA)                172,684
                                                                                                           -----------
Automobile Manufacturers - 3.4%
36,600                                           Nissan Motor Company Limited (JA)                             398,494
4,300                                            Renault SA (FR)                                               351,658
13,100                                           Toyota Motor Corporation (JA)                                 501,583
                                                                                                           -----------
                                                                                                             1,251,735
                                                                                                           -----------
Biotechnology - 0.7%
420                                              Serono SA (SZ)                                                259,326
                                                                                                           -----------
Brewers - 3.0%
19,200                                           Asahi Breweries Limited (JA)                                  195,458
6,900                                            Orkla ASA (NW)                                                190,656
52,500                                           SABMiller PLC (UK)                                            693,065
                                                                                                           -----------
                                                                                                             1,079,179
                                                                                                           -----------
Broadcasting & Cable TV - 1.6%
31,800                                           Mediaset SPA (IT)                                             360,969
23,000                                           Publishing & Broadcasting Limited (AU)                        228,234
                                                                                                           -----------
                                                                                                               589,203
                                                                                                           -----------
Communications Equipment - 2.0%
3,100                                            Research in Motion Limited (CA)*                              235,978
154,700                                          Telefonaktiebolaget LM Ericsson (SW)                          480,237
                                                                                                           -----------
                                                                                                               716,215
                                                                                                           -----------
Computer Hardware - 0.5%
30,000                                           Fujitsu Limited (JA)                                          173,388
                                                                                                           -----------
Computer Storage & Peripherals - 1.2%
13,600                                           ATI Technologies, Inc. (CA)*                                  208,255
4,700                                            Logitech International SA (SZ)*                               227,717
                                                                                                           -----------
                                                                                                               435,972
                                                                                                           -----------
Construction & Engineering - 0.6%
11,700                                           ACS, Actividades de Construccion y Servicios SA (SP)          213,163
                                                                                                           -----------
Construction Materials - 0.7%
47,600                                           Boral Limited (AU)                                            237,552
                                                                                                           -----------
Construction, Farm Machinery & Heavy Trucks - 1.2%
11,800                                           Volvo AB Class B (SW)                                         416,554
                                                                                                           -----------
Consumer Electronics - 2.6%
17,000                                           Casio Computer Company Limited (JA)                           200,363
8,800                                            Citizen Electronics Company Limited (JA)                      463,095
13,100                                           Koninklijke (Royal) Philips Electronics NV (NE)               300,005
                                                                                                           -----------
                                                                                                               963,463
                                                                                                           -----------
Consumer Finance - 0.5%
3,400                                            Sanyo Shinpan Finance Company Limited (JA)                    182,008
                                                                                                           -----------
Diversified Banks - 10.2%
8,400                                            ABN AMRO Holding NV (NE)                                      190,805
9,220                                            Alpha Bank AE (GR)                                            234,966
48,300                                           Banca Intesa SPA (IT)                                         183,554
85,719                                           Barclays PLC (UK)                                             822,133
8,407                                            BNP Paribas SA (FR)                                           542,926
29,500                                           HBOS PLC (UK)                                                 398,245
16,000                                           HSBC Holdings PLC (UK)                                        253,927
35                                               Mitsubishi Tokyo Financial Group, Inc. (JA)                   291,839
14,634                                           Royal Bank of Scotland Group PLC (UK)                         422,654
4,300                                            Societe Generale (FR)                                         380,496
                                                                                                           -----------
                                                                                                             3,721,545
                                                                                                           -----------


Diversified Capital Markets - 1.6%
10,600                                           Credit Suisse Group (SZ)                                     $338,280
3,570                                            UBS AG (SZ)                                                   251,304
                                                                                                           -----------
                                                                                                               589,584
                                                                                                           -----------
Diversified Chemicals - 1.1%
7,000                                            BASF AG (GE)                                                  411,202
                                                                                                           -----------
Diversified Metals & Mining - 2.6%
46,500                                           BHP Billiton Limited (AU)                                     483,659
28,800                                           Xstrata PLC (SZ)                                              473,485
                                                                                                           -----------
                                                                                                               957,144
                                                                                                           -----------
Drug Retail - 0.5%
15,300                                           Boots Group PLC (UK)                                          177,752
                                                                                                           -----------
Electric Utilities - 2.5%
5,400                                            E.ON AG (GE)                                                  397,355
37,900                                           Fortum Oyj (FI)                                               529,527
                                                                                                           -----------
                                                                                                               926,882
                                                                                                           -----------
Electronic Equipment Manufacturers - 2.0%
30,000                                           Hitachi Limited (JA)                                          181,282
5,300                                            Kyocera Corporation (JA)                                      372,681
2,500                                            TDK Corporation (JA)                                          166,493
                                                                                                           -----------
                                                                                                               720,456
                                                                                                           -----------
Food Retail - 3.5%
6,000                                            Carrefour SA (FR)                                             282,191
1,300                                            Colruyt NV (BE)                                               182,439
3,200                                            Delhaize Group (BE)                                           203,279
116,900                                          Tesco PLC (UK)                                                603,433
                                                                                                           -----------
                                                                                                             1,271,342
                                                                                                           -----------
Forest Products - 0.6%
17,500                                           Canfor Corporation (CA)*                                      220,548
                                                                                                           -----------
Household Products - 0.5%
7,200                                            Reckitt Benckiser PLC (UK)                                    176,417
                                                                                                           -----------
Hypermarkets & Super Centers - 1.2%
5,000                                            Ito-Yokado Company Limited (JA)                               171,483
5,600                                            Metro AG (GE)                                                 248,982
                                                                                                           -----------
                                                                                                               420,465
                                                                                                           -----------
Industrial Conglomerates - 0.5%
41,000                                           Keppel Corporation Limited (SG)                               192,385
                                                                                                           -----------
Industrial Machinery - 1.5%
39,000                                           NSK Limited (JA)                                              167,373
6,800                                            Saurer AG (SZ)*                                               370,305
                                                                                                           -----------
                                                                                                               537,678
                                                                                                           -----------
Integrated Oil & Gas - 6.3%
75,819                                           BP PLC (UK)                                                   723,752
7,700                                            Husky Energy, Inc. (CA)                                       187,329
18,800                                           Repsol YPF SA (SP)                                            412,797
34,050                                           Shell Transport & Trading Company PLC (UK)                    249,860
3,418                                            Total SA (FR)                                                 696,165
                                                                                                           -----------
                                                                                                             2,269,903
                                                                                                           -----------
Integrated Telecommunication Services - 4.4%
10,400                                           Deutsche Telekom AG (GE)*                                     192,449
82,500                                           Koninklijke NV (NE)                                           617,828
78                                               Nippon Telegraph & Telephone Corporation (JA)                 310,684
19,600                                           Telefonica SA (SP)                                            293,318
8,700                                            Telus Corporation (CA)                                        180,104
                                                                                                           -----------
                                                                                                             1,594,383
                                                                                                           -----------
Investment Banking & Brokerage - 0.5%
26,000                                           Daiwa Securities Group, Inc. (JA)                             164,660
                                                                                                           -----------
Leisure Products - 0.9%
15,000                                           Sankyo Company Limited (JA)                                   317,107
                                                                                                           -----------
Life & Health Insurance - 1.0%
74,200                                           Friends Provident PLC (UK)                                    186,977
92,500                                           Old Mutual PLC (UK)                                           191,244
                                                                                                           -----------


                                                                                                              $378,221
                                                                                                           -----------
Marine - 1.5%
43                                               AP Moller-Maersk AS (DE)                                      329,411
31,000                                           Kawasaki Kisen Kaisha Limited (JA)                            212,076
                                                                                                           -----------
                                                                                                               541,487
                                                                                                           -----------
Multi-Line Insurance - 0.9%
19,200                                           Aviva PLC (UK)                                                190,228
3,900                                            Baloise Holding Limited (SZ)                                  150,697
                                                                                                           -----------
                                                                                                               340,925
                                                                                                           -----------
Multi-Utilities & Unregulated Power - 1.1%
18,800                                           Suez SA (FR)                                                  402,991
                                                                                                           -----------
Office Electronics - 0.5%
4,000                                            Canon, Inc. (JA)                                              187,996
                                                                                                           -----------
Oil & Gas Exploration & Production - 2.7%
12,800                                           Eni SPA (IT)                                                  286,776
5,800                                            Norsk Hydro ASA (NW)                                          422,194
263,600                                          Oil Search Limited (AU)                                       284,488
                                                                                                           -----------
                                                                                                               993,458
                                                                                                           -----------
Other Diversified Financial Services - 2.4%
26,200                                           ING Groep NV (NE)                                             661,182
6,900                                            Sun Life Financial, Inc. (CA)                                 208,210
                                                                                                           -----------
                                                                                                               869,392
                                                                                                           -----------
Pharmaceuticals - 12.6%
16,350                                           AstraZeneca Group PLC (UK)                                    670,155
13,900                                           Axcan Pharma, Inc. (CA)*                                      215,485
12,000                                           Eisai Company Limited (JA)                                    326,634
6,700                                            Merck KGaA (GE)                                               378,602
17,759                                           Novartis AG (SZ)                                              827,720
5,400                                            Novo Nordisk AS Class B (DE)                                  295,614
8,000                                            Ono Pharmaceuticals Company Limited (JA)                      354,943
9,300                                            Sanofi-Synthelabo SA (FR)                                     674,516
42,800                                           Shire Pharmaceuticals Group PLC (UK)*                         404,881
9,700                                            Takeda Pharmaceuticals Company Limited (JA)                   440,049
                                                                                                           -----------
                                                                                                             4,588,599
                                                                                                           -----------
Precious Metals & Minerals - 1.0%
17,800                                           ThyssenKrupp AG (GE)                                          345,301
                                                                                                           -----------
Property & Casualty Insurance - 0.9%
20,100                                           QBE Insurance Group Limited (AU)                              190,721
18,000                                           Sompo Japan Insurance, Inc. (JA)                              152,538
                                                                                                           -----------
                                                                                                               343,259
                                                                                                           -----------
Publishing - 0.7%
29,800                                           United Business Media PLC (UK)                                251,704
                                                                                                           -----------
Semiconductor Equipment - 0.4%
10,400                                           ASML Holding NV (NE)*                                         133,810
                                                                                                           -----------
Semiconductors - 0.9%
7,600                                            Micronas Semiconductor Holding AG (SZ)*                       322,575
                                                                                                           -----------
Steel - 0.5%
80,000                                           Nippon Steel Corporation (JA)                                 190,174
                                                                                                           -----------
Tires & Rubber - 1.3%
8,400                                            Continental AG (GE)                                           455,887
                                                                                                           -----------
Trading Companies & Distributors - 1.1%
38,000                                           Mitsubishi Corporation (JA)                                   410,634
                                                                                                           -----------
Wireless Telecommunication Services - 6.0%
10,000                                           Bouygues SA (FR)                                              375,062
83                                               KDDI Corporation (JA)                                         402,894
578,175                                          Vodafone Group PLC (UK)                                     1,383,707
                                                                                                           -----------
                                                                                                             2,161,663
                                                                                                           -----------

Total Common Stocks (Foreign)                                                                               35,025,779
(Cost - $28,895,649)                                                                                       -----------

Units                                                                                                     Market Value
----------------------------------------------------------------------------------------------------------------------
Foreign Rights - 0.0%
Food Retail - 0.0%
1,300                                            Colruyt NV Rights (BE)*                                        $1,728
                                                                                                           -----------

Total Foreign Rights                                                                                             1,728
(Cost - $1,770)                                                                                            -----------


Total Investments - 96.5%                                                                                   35,027,507
(Total Cost - $28,897,419)
Other Assets and Liabilities - 3.5%                                                                          1,286,507
                                                                                                           -----------
Net Assets - 100.0%                                                                                        $36,314,014
                                                                                                           ===========
NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

Guide to Understanding Foreign Holdings
---------------------------------------
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.
AU Australia                                     ID Indonesia
AT Austria                                       IN India
BD Bermuda                                       IT Italy
BE Belgium                                       JA Japan
BR Brazil                                        KR South Korea
CA Canada                                        MA Malaysia
CH Chile                                         NE Netherlands
CN China                                         NW Norway
CZ Czech Republic                                SG Singapore
DE Denmark                                       SP Spain
FI Finland                                       SW Sweden
FR France                                        SZ Switzerland
GE Germany                                       TH Thailand
GR Greece                                        UK United Kingdom
HK Hong Kong

Federal Tax Information
-----------------------
At  September  30,  2004,  the  federal tax cost of the Fund's  investments  was
$28,951,235.   The  gross  tax   appreciation   was  $6,461,232  and  gross  tax
depreciation was $384,960, resulting in net tax appreciation of $6,076,272.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

                      Dreyfus Founders Mid-Cap Growth Fund
                            Statement of Investments
                         September 30, 2004 (unaudited)

Shares                                                                                             Market Value
------------------------------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 93.4%
Airlines - 0.4%
60,275                                               AMR Corporation*                                           $441,808
                                                                                                             -----------
Application Software - 5.9%
54,500                                               Autodesk, Inc.                                            2,650,335
65,725                                               Blackboard, Inc.*                                         1,127,841
23,085                                               Mercury Interactive Corporation*                            805,205
54,525                                               NAVTEQ*                                                   1,943,271
                                                                                                             -----------
                                                                                                               6,526,652
                                                                                                             -----------
Asset Management & Custody Banks - 1.9%
58,750                                               Janus Capital Group, Inc.                                   799,588
33,025                                               Northern Trust Corporation                                1,347,420
                                                                                                             -----------
                                                                                                               2,147,008
                                                                                                             -----------
Biotechnology - 2.7%
29,875                                               Genzyme Corporation*                                      1,625,499
36,275                                               Gilead Sciences, Inc.*                                    1,355,960
                                                                                                             -----------
                                                                                                               2,981,459
                                                                                                             -----------
Casinos & Gaming - 5.0%
114,100                                              GTECH Holdings Corporation                                2,889,012
40,775                                               Station Casinos, Inc.                                     1,999,606
12,000                                               Wynn Resorts, Limited*                                      620,280
                                                                                                             -----------
                                                                                                               5,508,898
                                                                                                             -----------
Computer & Electronics Retail - 1.3%
11,050                                               Best Buy Company, Inc.                                      599,352
58,725                                               Circuit City Stores, Inc.                                   900,842
                                                                                                             -----------
                                                                                                               1,500,194
                                                                                                             -----------
Computer Hardware - 1.4%
39,300                                               Apple Computer, Inc.*                                     1,522,875
                                                                                                             -----------
Computer Storage & Peripherals - 2.0%
25,800                                               Lexmark International, Inc.*                              2,167,458
                                                                                                             -----------
Construction Materials - 3.0%
71,125                                               Lafarge North America, Inc.                               3,335,051
                                                                                                             -----------
Consumer Electronics - 1.5%
15,050                                               Harman International Industries, Inc.                     1,621,638
                                                                                                             -----------
Consumer Finance - 0.5%
26,225                                               AmeriCredit Corporation*                                    547,578
                                                                                                             -----------
Data Processing & Outsourced Services - 2.2%
69,975                                               Fiserv, Inc.*                                             2,439,329
                                                                                                             -----------
Department Stores - 1.5%
34,075                                               Kohl's Corporation*                                       1,642,074
                                                                                                             -----------
Diversified Banks - 1.2%
44,350                                               TCF Financial Corporation                                 1,343,362
                                                                                                             -----------
Electronic Equipment Manufacturers - 0.7%
59,225                                               Symbol Technologies, Inc.                                   748,604
                                                                                                             -----------
Employment Services - 1.3%
31,575                                               Manpower, Inc.                                            1,404,772
                                                                                                             -----------
Exchange Traded Funds - 1.0%
36,000                                               Semiconductor HOLDRs Trust                                1,087,200
                                                                                                             -----------
Healthcare Distributors - 2.4%
43,450                                               Henry Schein, Inc.*                                       2,707,370
                                                                                                             -----------
Healthcare Equipment - 4.6%
49,025                                               Biomet, Inc.                                              2,298,292
53,412                                               DENTSPLY International, Inc.                              2,774,219
                                                                                                             -----------
                                                                                                               5,072,511
                                                                                                             -----------


Healthcare Services - 1.5%
19,075                                               Quest Diagnostics, Inc.                                  $1,682,797
                                                                                                             -----------
Home Entertainment Software - 1.3%
100,975                                              Activision, Inc.*                                         1,400,523
                                                                                                             -----------
Home Furnishings - 3.4%
80,575                                               Leggett & Platt, Inc.                                     2,264,158
18,625                                               Mohawk Industries, Inc.*                                  1,478,639
                                                                                                             -----------
                                                                                                               3,742,797
                                                                                                             -----------
Homebuilding - 0.7%
16,050                                               Toll Brothers, Inc.*                                        743,597
                                                                                                             -----------
Industrial Conglomerates - 1.2%
27,085                                               Danaher Corporation                                       1,388,919
                                                                                                             -----------
Industrial Gases - 0.7%
18,900                                               Praxair, Inc.                                               807,786
                                                                                                             -----------
Leisure Facilities - 2.7%
68,675                                               Royal Caribbean Cruises Limited                           2,994,230
                                                                                                             -----------
Managed Healthcare - 0.6%
5,825                                                WellPoint Health Networks, Inc.*                            612,149
                                                                                                             -----------
Oil & Gas Exploration & Production - 1.6%
30,400                                               Noble Energy, Inc.                                        1,770,496
                                                                                                             -----------
Other Diversified Financial Services - 2.3%
31,850                                               Ambac Financial Group, Inc.                               2,546,408
                                                                                                             -----------
Pharmaceuticals - 5.1%
57,675                                               Barr Pharmaceuticals, Inc.*                               2,389,475
54,500                                               Medicis Pharmaceutical Corporation                        2,127,680
41,625                                               MGI Pharma, Inc.*                                         1,110,971
                                                                                                             -----------
                                                                                                               5,628,126
                                                                                                             -----------
Publishing - 5.5%
82,250                                               Getty Images, Inc.*                                       4,548,425
22,275                                               McClatchy Company Class A                                 1,577,738
                                                                                                             -----------
                                                                                                               6,126,163
                                                                                                             -----------
Railroads - 0.8%
15,200                                               Union Pacific Corporation                                   890,720
                                                                                                             -----------
Regional Banks - 1.3%
13,625                                               Marshal & Ilsley Corporation                                549,088
20,975                                               North Fork Bancorporation, Inc.                             932,339
                                                                                                             -----------
                                                                                                               1,481,427
                                                                                                             -----------
Restaurants - 2.8%
65,000                                               Applebee's International, Inc.                            1,643,200
34,975                                               Yum! Brands, Inc.                                         1,422,084
                                                                                                             -----------
                                                                                                               3,065,284
                                                                                                             -----------
Semiconductors - 0.4%
11,125                                               Maxim Integrated Products, Inc.                             470,476
                                                                                                             -----------
Specialty Stores - 5.2%
105,500                                              Bed Bath & Beyond, Inc.*                                  3,915,105
29,925                                               Guitar Center, Inc.*                                      1,295,753
19,400                                               Petsmart, Inc.                                              550,766
                                                                                                             -----------
                                                                                                               5,761,624
                                                                                                             -----------
Systems Software - 5.0%
375,625                                              TIBCO Software, Inc.*                                     3,196,569
132,625                                              VERITAS Software Corporation*                             2,360,725
                                                                                                             -----------
                                                                                                               5,557,294
                                                                                                             -----------
Technology Distributors - 3.2%
61,925                                               CDW Corporation                                           3,593,508
                                                                                                             -----------
Thrifts & Mortgage Finance - 2.6%
70,375                                               The PMI Group, Inc.                                       2,855,818
                                                                                                             -----------
Trading Companies & Distributors - 3.7%
17,075                                               Fastenal Company                                            983,520
54,725                                               W.W. Grainger, Inc.                                       3,154,896
                                                                                                             -----------
                                                                                                               4,138,416
                                                                                                             -----------


Trucking - 1.3%
39,175                                               J.B. Hunt Transport Services, Inc.                       $1,454,960
                                                                                                             -----------

Total Common Stocks (Domestic)                                                                               103,459,359
(Cost - $92,413,201)                                                                                         -----------

Common Stocks (Foreign) - 1.3%
Application Software - 1.3%
66,200                                               Amdocs Limited (CI)*                                      1,445,146
                                                                                                             -----------

Total Common Stocks (Foreign)                                                                                  1,445,146
(Cost - $1,633,264)                                                                                          -----------

Principal Amount                                                                                   Amortized Cost
------------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 3.5%
Multi-Line Insurance - 3.5%
$3,900,000                                           AIG Funding, Inc.
                                                     1.85% 10/1/04                                            $3,900,000
                                                                                                             -----------
Total Corporate Short-Term Notes
(Amortized Cost - $3,900,000)                                                                                  3,900,000
                                                                                                             -----------

Total Investments - 98.2%
(Total Cost - $97,946,465)                                                                                   108,804,505
Other Assets and Liabilities - 1.8%
Net Assets - 100.0%                                                                                            2,037,360
                                                                                                             -----------
                                                                                                            $110,841,865
                                                                                                            ============


NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

HOLDRs - Holding Company Depositary Receipts
CI - Channel Islands

Federal Tax Information
-----------------------
At  September  30,  2004,  the  federal tax cost of the Fund's  investments  was
$98,533,413.   The  gross  tax   appreciation  was  $11,672,001  and  gross  tax
depreciation was $1,400,909, resulting in net tax appreciation of $10,271,092.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

                       Dreyfus Founders Money Market Fund
                            Statement of Investments
                         September 30, 2004 (unaudited)

Principal Amount                                                                                            Amortized Cost
--------------------------------------------------------------------------------------------------------------------------
Government Sponsored Enterprises Discount Notes - 16.2%
$1,000,000                                              Federal Farm Credit Bureau
                                                        1.16% 12/13/04                                           $997,646
                                                        Federal National Mortgage Association:
500,000                                                 1.16% 10/6/04                                           1,799,710
1,800,000                                               1.29% 12/10/04                                            498,747
500,000                                                 1.30% 12/10/04                                            997,472
1,000,000                                               1.83% 12/1/04                                           1,395,659
1,400,000                                               1.60% 11/10/04                                            499,111
                                                                                                              -----------
                                                                                                                6,188,345
                                                                                                              -----------
Total Government Sponsored Enterprises Discount Notes
(Cost - $6,188,345)                                                                                             6,188,345
                                                                                                              -----------
Corporate Short-Term Notes - 83.4%
Agricultural Products - 4.0%
                                                        Golden Peanut Company LLC:
600,000                                                 1.52% 10/1/04
900,000                                                 1.55% 10/1/04                                             600,000
                                                                                                                  900,000
                                                                                                              -----------
                                                                                                                1,500,000
                                                                                                              -----------
Automobile Manufacturers - 2.4%
900,000                                                 Toyota Motor Credit Corporation
                                                        1.76% 10/21/04                                            899,120
                                                                                                              -----------
Construction, Farm Machinery & Heavy Trucks - 2.6%
1,000,000                                               Paccar Financial Corporation
                                                        2.00% 2/23/05                                             991,945
                                                                                                              -----------
Consumer Electronics - 4.7%
1,800,000                                               Sharp Electronics Corporation
                                                        1.60% 10/14/04                                          1,798,960
                                                                                                              -----------
Consumer Finance - 4.2%
1,600,000                                               Household Finance Corporation
                                                        1.62% 10/7/04                                           1,599,568
                                                                                                              -----------
Distillers & Vintners - 3.9%
1,500,000                                               Diageo Capital PLC
                                                        1.69% 11/8/04~                                          1,497,324
                                                                                                              -----------
Diversified Chemicals - 2.9%
1,100,000                                               E.I. du Pont de Nemours and Company
                                                        1.75% 10/19/04                                          1,099,038
                                                                                                              -----------
General Merchandise Stores - 3.4%
1,300,000                                               Wal-Mart Stores, Inc.
                                                        1.58% 10/5/04~                                          1,299,772
                                                                                                              -----------
Household Appliances - 2.9%
1,100,000                                               Stanley Works, Inc.
                                                        1.70% 11/5/04~                                          1,098,182
                                                                                                              -----------
Household Products - 3.9%
1,500,000                                               Procter & Gamble Company
                                                        1.75% 11/4/04~                                          1,497,521
                                                                                                              -----------
Industrial Conglomerates - 3.4%
1,300,000                                               General Electric Capital Corporation
                                                        1.29% 11/2/04                                           1,298,509
                                                                                                              -----------
Multi-Line Insurance - 7.1%
800,000                                                 AIG Funding, Inc.
                                                        1.59% 10/4/04                                             799,894
1,900,000                                               American Family Financial Services
                                                        1.65% 12/6/04                                           1,894,252
                                                                                                              -----------
                                                                                                                2,694,146
                                                                                                              -----------


Other Diversified Financial Services - 9.4%
$1,800,000                                              Morgan Stanley
                                                        1.78% 10/18/04                                         $1,798,487
1,800,000                                               National Rural Utilities Cooperative
                                                        Finance Corporation
                                                        1.78% 10/26/04                                          1,797,775
                                                                                                              -----------
                                                                                                                3,596,262
                                                                                                              -----------
Packaged Foods & Meats - 3.7%
1,400,000                                               Hershey Foods Company
                                                        1.69% 10/12/04~                                         1,399,277
                                                                                                              -----------
Pharmaceuticals - 7.9%
1,800,000                                               Bristol Myers-Squibb Company
                                                        1.76% 10/15/04~                                         1,798,768
1,200,000                                               Eli Lilly and Company
                                                        1.40% 10/4/04~                                          1,199,860
                                                                                                              -----------
                                                                                                                2,998,628
                                                                                                              -----------
Special Purpose Entity - 17.0%
1,800,000                                               Ciesco LLC
                                                        1.70% 11/3/04~                                          1,797,195
1,800,000                                               Metlife Funding Corporation
                                                        1.71% 10/8/04                                           1,799,402
1,700,000                                               Nestle Capital Corporation
                                                        1.74% 10/13/04~                                         1,699,014
1,200,000                                               Prudential Funding
                                                        1.76% 10/22/04                                          1,198,768
                                                                                                              -----------
                                                                                                                6,494,379
                                                                                                              -----------
Total Corporate Short-Term Notes
(Amortized Cost - $31,762,631)                                                                                 31,762,631
                                                                                                              -----------

Total Investments - 99.6%
(Total Cost - $37,950,976)                                                                                     37,950,976
Other Assets and Liabilities - 0.4%
Net Assets - 100.0%                                                                                               143,213
                                                                                                              -----------
                                                                                                              $38,094,189
                                                                                                              ===========


NOTES TO STATEMENT OF INVESTMENTS

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale.

Federal Tax Information
-----------------------
At September 30, 2004, the federal tax cost of the Fund's investments was $37,950,976.

Security Valuations
-------------------
The Company's board of directors has adopted a policy that requires that Money Market Fund use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share using the amortized cost method. The amortized cost method involves valuing each security at its cost and thereafter accruing any discount or premium at a constant rate to maturity.

                         Dreyfus Founders Passport Fund
                            Statement of Investments
                         September 30, 2004 (unaudited)

Shares                                                                                                Market Value
-------------------------------------------------------------------------------------------------------------------
Common Stocks (Foreign) - 95.9%
Advertising - 0.5%
6,075                                      Ipsos (FR)                                                      $576,421
                                                                                                        -----------
Agricultural Products - 0.5%
354,150                                    Bajaj Hindusthan Limited (IN)                                    571,259
                                                                                                        -----------
Air Freight & Logistics - 0.5%
904,000                                    Goodpack Limited (SG)                                            590,639
                                                                                                        -----------
Airport Services - 1.0%
4,600                                      Flughafen Wien AG (AT)                                           279,930
88,000                                     Japan Airport Terminal Company Limited (JA)                      782,471
                                                                                                        -----------
                                                                                                          1,062,401
                                                                                                        -----------
Alternative Carriers - 0.5%
112,750                                    QSC AG (GE)*                                                     541,906
                                                                                                        -----------
Apparel Retail - 0.5%
61,425                                     Pantaloon Retail India Limited (IN)                              576,260
                                                                                                        -----------
Apparel, Accessories & Luxury Goods - 1.9%
5,950                                      Bijou Brigette Modische Accessoires AG (GE)                      624,410
57,550                                     Gerry Weber International AG (GE)                                563,207
50,000                                     Handsome Company Limited (KR)                                    436,387
33,675                                     Marimekko Oyj (FI)                                               496,008
                                                                                                        -----------
                                                                                                          2,120,012
                                                                                                        -----------
Application Software - 0.5%
20,390                                     Artwork Systems Group NV (BE)                                    266,144
38,350                                     MandrakeSoft (FR)*                                               273,861
                                                                                                        -----------
                                                                                                            540,005
                                                                                                        -----------
Auto Parts & Equipment - 2.8%
1,069,600                                  Aapico Hitech Public Company Limited Foreign Shares (TH)         806,880
35,600                                     Keihin Corporation (JA)                                          568,489
150,000                                    SKF India Limited (IN)                                           367,989
235,400                                    Thai Stanley Electric Public Company Limited Foreign Shares      806,923
33,200                                     Toyota Auto Body Company Limited (JA)                            558,479
                                                                                                        -----------
                                                                                                          3,108,760
                                                                                                        -----------
Automobile Manufacturers - 0.5%
59,125                                     Mahindra & Mahindra Limited (IN)                                 550,248
                                                                                                        -----------
Biotechnology - 1.3%
40,000                                     Biocon Limited 144A (IN)+                                        474,130
41,500                                     NeuTec Pharma PLC (UK)*                                          360,478
22,100                                     Q-Med AB (SW)                                                    552,485
                                                                                                        -----------
                                                                                                          1,387,093
                                                                                                        -----------
Building Products - 1.4%
129,500                                    Pfleiderer AG Registered Shares (GE)*                          1,045,392
200,000                                    Sankyo-Tateyama Holdings, Inc. (JA)                              549,834
                                                                                                        -----------
                                                                                                          1,595,226
                                                                                                        -----------
Catalog Retail - 0.3%
70,000                                     Flying Brands Limited Units (UK)                                 279,316
                                                                                                        -----------
Commodity Chemicals - 1.3%
908,300                                    Aromatics (Thailand) Public Company Limited Foreign Shares     1,403,288
                                                                                                        -----------
Communications Equipment - 0.8%
202,000                                    Tamura Taiko Holdings, Inc. (JA)                                 920,056
                                                                                                        -----------
Computer Hardware - 0.5%
1,388,000                                  GES International Limited (SG)                                   585,341
                                                                                                        -----------
Construction & Engineering - 3.7%
187,000                                    Chiyoda Corporation (JA)*                                      1,416,731
85,275                                     Jaiprakash Associates Limited (IN)                               280,481
15,100                                     Koninklijke BAM Groep NV (NE)                                    560,718
67,690                                     Lamda Development SA (GR)                                        247,995
2,185,600                                  Picnic Corporation Public Company Limited Foreign Shares (TH)  1,271,526
258,000                                    Shui On Construction and Materials Limited (HK)                  277,914
                                                                                                        -----------
                                                                                                          4,055,365
                                                                                                        -----------
Construction Materials - 1.2%
283,875                                    Cementir SPA Cementerie del Tirreno (IT)                       1,269,188
                                                                                                        -----------
Department Stores - 0.9%
637,000                                    Lifestyle International Holdings Limited (HK)                    996,576
                                                                                                        -----------
Distributors - 0.5%
12,500                                     Kuroda Electric Company Limited (JA)                             281,836
12,500                                     Kuroda Electric Company Limited New Shares (JA)*^#               267,744
                                                                                                        -----------
                                                                                                            549,580
                                                                                                        -----------
Diversified Commercial Services - 5.1%
79,075                                     Dignity PLC (UK)                                                 430,705
40,000                                     Hanjin Transportation Company Limited (KR)                       390,795
2,480,000                                  Melco International Development Limited (HK)                   1,375,463
841,175                                    Regus Group PLC (UK)*                                          1,054,133


574,025                                    Saint-Gobain Sekurit India (IN)*                                $315,090
17,800                                     Shuei Yobiko Company Limited (JA)                                460,282
58,600                                     Sintex Industries Limited (IN)                                   267,649
61,750                                     Tele Atlas BV (NE)*                                              609,678
56,560                                     YBM Sisa.com, Inc. (KR)*                                         670,468
                                                                                                        -----------
                                                                                                          5,574,263
                                                                                                        -----------
Diversified Metals & Mining - 8.9%
25,550                                     Canico Resource Corporation (CA)*                                282,633
10,400                                     Eramet SLN (FR)                                                  826,627
200,000                                    Excel Coal Limited (AU)*                                         557,769
20,575                                     First Quantum Minerals Limited (CA)*                             271,494
58,950                                     Grande Cache Coal Corporation (CA)*                              281,801
247,325                                    Macarthur Coal Limited (AU)                                      623,418
600,000                                    Mincor Resources NL (AU)                                         295,524
165,500                                    Mitsui Mining Company Limited (JA)*                              501,538
54,450                                     Norddeutsche Affinerie AG (GE)                                   874,365
160,100                                    Pine Valley Mining Corporation (CA)*                             317,518
8,000,000                                  PT Bumi Resources Tbk (ID)                                       655,022
1,110,825                                  Queenstake Resources Limited (CA)*                               579,286
500,000                                    Sally Malay Mining Limited (AU)*                                 311,459
1,000,000                                  Tethyan Copper Company Limited (AU)*                             318,702
797,025                                    UEX Corporation (CA)*                                          1,492,533
288,300                                    UK Coal PLC (UK)                                                 863,439
2,815                                      Umicore (BE)                                                     205,392
132,575                                    Western Canadian Coal Corporation (CA)*                          282,832
184,750                                    Zinifex Limited (AU)*                                            281,019
                                                                                                        -----------
                                                                                                          9,822,371
                                                                                                        -----------
Electric Utilities - 1.7%
330,200                                    Electricity Generating Public Company Limited
                                           NVDR Shares (TH)                                                 530,074
1,600                                      Okinawa Electric Power Company, Inc. (JA)                         65,617
26,983                                     Solarworld AG (GE)                                             1,237,894
                                                                                                        -----------
                                                                                                          1,833,585
                                                                                                        -----------
Electrical Components & Equipment - 2.2%
142,100                                    Crompton Greaves Limited (IN)                                    657,058
3,080                                      Kaba Holding AG (SZ)                                             726,403
2,719,000                                  Magnecomp International Limited (SG)                           1,009,370
                                                                                                        -----------
                                                                                                          2,392,831
                                                                                                        -----------
Electronic Equipment Manufacturers - 2.7%
13,400                                     Amazys Holding AG (SZ)                                           627,773
50,000                                     BYD Company Limited (CN)                                         151,960
171,292                                    CSR PLC (UK)*                                                  1,100,410
1,050                                      SAIA-Burgess Electronics AG (SZ)                                 609,634
1,500,000                                  United Test and Assembly Center Limited (SG)*                    534,569
                                                                                                        -----------
                                                                                                          3,024,346
                                                                                                        -----------
Environmental Services - 1.7%
3,366,000                                  Citiraya Industries (SG)                                       1,699,394
700                                        Citron Holding AG Centre International de Traitements
                                           et de Recyclage des Ordures Novices (SZ)*                        218,627
                                                                                                        -----------
                                                                                                          1,918,021
                                                                                                        -----------
Fertilizers & Agricultural Chemicals - 0.5%
12,000                                     Sociedad Quimica y Minera de Chile SA Sponsored ADR (CH)         578,400
                                                                                                        -----------
Food Retail - 0.7%
29,600                                     Ozeki Company Limited (JA)                                       784,213
                                                                                                        -----------
Footwear - 0.9%
172,000                                    Asics Corporation (JA)                                           536,842
5,000,000                                  Prime Success International Group Limited (HK)                   442,415
                                                                                                        -----------
                                                                                                            979,257
                                                                                                        -----------
Gold - 0.4%
300,000                                    Bolivar Gold Corporation (CA)*                                   405,342
                                                                                                        -----------
Healthcare Facilities - 0.9%
3,157,200                                  Bangkok Dusit Medical Services Public Company Foreign
                                           Shares (TH)                                                      975,550
                                                                                                        -----------
Healthcare Supplies - 0.5%
250,000                                    Bioprogress PLC (UK)*                                            549,674
                                                                                                        -----------
Heavy Electrical Equipment - 0.1%
10,000                                     Solon AG fuer Solartechnik (GE)*                                 132,886
                                                                                                        -----------
Highways & Railtracks - 0.1%
1,000                                      Societe Marseillaise du Tunnel Prado Carenage (FR)*              111,153
                                                                                                        -----------
Home Furnishings - 0.2%
310,000                                    HTL International Holdings Limited (SG)                          228,320
                                                                                                        -----------
Homebuilding - 0.9%
19,191                                     Fleetwood Corporation Limited (AU)                               116,069
77,125                                     McCarthy & Stone PLC (UK)                                        837,405
                                                                                                        -----------
                                                                                                            953,474
                                                                                                        -----------
Hotels, Resorts & Cruise Lines - 0.8%
2,186,000                                  China Travel International Investment Hong Kong Limited (HK)     588,682
7,074,000                                  Regal Hotels International Holdings Limited (HK)*                326,572
                                                                                                        -----------
                                                                                                            915,254
                                                                                                        -----------
Industrial Conglomerates - 1.3%
33,925                                     Aalberts Industries NV (NE)                                    1,232,372
350,000                                    GOME Electrical Appliances Holdings Limited 144A (HK)*+          207,583
                                                                                                        -----------
                                                                                                          1,439,955
                                                                                                        -----------


Industrial Machinery - 3.1%
17,150                                     Andritz AG (AT)                                                 $959,522
25,000                                     Muehlbauer Holding AG & Company (GE)                             847,615
1,000                                      Rieter Holding AG (SZ)                                           270,682
2,050                                      Sulzer AG (SZ)                                                   613,999
33,500                                     Suzumo Machinery Company Limited (JA)                            241,642
1,052,000                                  Tech Group Asia Limited (SG)*                                    537,372
                                                                                                        -----------
                                                                                                          3,470,832
                                                                                                        -----------
Integrated Telecommunication Services - 0.5%
80,000                                     Daimei Telecom Engineering Corporation (JA)                      525,518
                                                                                                        -----------
Internet Retail - 0.5%
16,780                                     CJ Home Shopping (KR)                                            542,818
                                                                                                        -----------
Internet Software & Services - 2.9%
46,960                                     Danal Company Limited (KR)*                                      285,471
35,675                                     Freenet.de AG (GE)*                                              634,459
39,375                                     Iliad SA (FR)                                                    929,117
257                                        Index Corporation (JA)                                           568,961
60,000                                     NextGenTel Holding ASA (NW)*                                     278,096
30,000                                     Sohu.com, Inc. (CN)*                                             498,900
                                                                                                        -----------
                                                                                                          3,195,004
                                                                                                        -----------
Investment Banking & Brokerage - 0.4%
28,800                                     Samsung Securities Company Limited (KR)                          488,962
                                                                                                        -----------
IT Consulting & Other Services - 1.8%
45,000                                     Argo Graphics, Inc. (JA)                                         849,249
1,370,025                                  Enea AB (SW)*                                                    632,302
27,450                                     IDS Scheer AG (GE)                                               510,682
                                                                                                        -----------
                                                                                                          1,992,233
                                                                                                        -----------
Leisure Products - 0.8%
4,908,000                                  Playmates Holdings Limited (CN)                                  918,901
                                                                                                        -----------
Marine - 2.8%
18,950                                     AS Dampskibsselskabet Torm (DE)                                  536,088
3,125                                      Compagnie Maritime Belge SA (BE)                                 541,791
172,000                                    Great Eastern Shipping Company Limited (IN)                      605,365
1,000,000                                  Jaya Holdings Limited (SG)                                       611,784
83,000                                     Shinwa Kaiun Kaisha Limited (JA)                                 264,329
27,000                                     Stolt-Nielsen SA (NW)*                                           553,517
                                                                                                        -----------
                                                                                                          3,112,874
                                                                                                        -----------
Marine Ports & Services - 0.8%
440,000                                    NWS Holdings Limited (HK)                                        536,028
848,000                                    Pacific Basin Shipping Limited (HK)*                             367,012
                                                                                                        -----------
                                                                                                            903,040
                                                                                                        -----------
Movies & Entertainment - 0.9%
21,631                                     CTS Eventim AG (GE)*                                             373,411
87,330                                     Yedang Entertainment Company Limited (KR)*                       614,306
                                                                                                        -----------
                                                                                                            987,717
                                                                                                        -----------
Oil & Gas Drilling - 1.5%
49,700                                     Fred Olsen Energy ASA (NW)*                                      524,207
86,400                                     Smedvig ASA Class A (NW)                                       1,129,496
                                                                                                        -----------
                                                                                                          1,653,703
                                                                                                        -----------
Oil & Gas Equipment & Services - 4.9%
22,225                                     Aban Loyd Chiles Offshore Limited (IN)                           527,361
48,400                                     Modec, Inc. (JA)                                               1,073,701
91,200                                     Offshore Hydrocarbon Mapping Limited (UK)*                       518,846
75,000                                     Sondex PLC (UK)                                                  297,299
224,500                                    Stolt Offshore SA (NW)*                                        1,070,556
32,400                                     TGS Nopec Geophysical Company ASA (NW)*                          625,715
17,225                                     Trican Well Service Limited (CA)*                                653,287
5,200                                      Vallourec SA (FR)                                                607,054
                                                                                                        -----------
                                                                                                          5,373,819
                                                                                                        -----------
Oil & Gas Exploration & Production - 4.7%
165,775                                    Burren Energy PLC (UK)*                                        1,315,460
42,050                                     Cairn Energy PLC (UK)*                                         1,103,375
7,000                                      Etablissements Maurel et Prom (FR)*                            1,104,074
1,300,000                                  Paladin Resources Limited (AU)*                                  546,139
97,400                                     Paladin Resources PLC (UK)                                       267,471
631,800                                    Roc Oil Company Limited (AU)*                                    864,915
                                                                                                        -----------
                                                                                                          5,201,434
                                                                                                        -----------
Oil & Gas Refining, Marketing, & Transportation - 0.3%
72,700                                     Chennai Petroleum Corporation Limited (IN)                       280,527
                                                                                                        -----------
Other Diversified Financial Services - 0.2%
435,000                                    Indiabulls Financial Services 144A (IN)*+                        221,283
                                                                                                        -----------
Packaged Foods & Meats - 1.0%
740,000                                    China Mengniu Dairy Company Limited (HK)*                        574,114
925                                        Hiestand Holding AG (SZ)                                         557,059
                                                                                                        -----------
                                                                                                          1,131,173
                                                                                                        -----------
Paper Packaging - 0.5%
1,105,000                                  China Flexible Packaging Holdings Limited (CN)*                  548,037
                                                                                                        -----------
Personal Products - 1.1%
20,000                                     Kose Corporation (JA)                                            765,776
22,400                                     Natura Cosmeticos SA (BR)                                        452,858
                                                                                                        -----------
                                                                                                          1,218,634
                                                                                                        -----------


Pharmaceuticals - 0.5%
24,325                                     Zentiva NV GDR (CZ)*                                            $535,150
                                                                                                        -----------
Photographic Products - 0.5%
280,325                                    Photo-Me International PLC (UK)                                  542,794
                                                                                                        -----------
Publishing - 0.5%
27,575                                     Schibsted ASA (NW)                                               586,811
                                                                                                        -----------
Real Estate Investment Trusts - 0.2%
299,000                                    Fortune Real Estate Investment Trust (SG)                        235,807
                                                                                                        -----------
Real Estate Management & Development - 4.6%
903,000                                    Allgreen Properties Limited (SG)                                 595,349
1,788,000                                  Chinese Estate Holdings Limited (HK)                           1,066,183
335,000                                    Expomedia Group PLC (UK)*                                        939,649
54,193,000                                 PT Kawasan Industri Jababeka Tbk (ID)*                           680,371
1,300,000                                  Silver Grant International Industries Limited (HK)               391,762
2,672,000                                  Tai Cheung Holdings Limited (HK)                               1,079,340
686,000                                    Wing Tai Holdings Limited (SG)                                   368,751
                                                                                                        -----------
                                                                                                          5,121,405
                                                                                                        -----------
Restaurants - 0.4%
1,400,000                                  Fairwood Holdings Limited (HK)*                                  471,269
                                                                                                        -----------
Semiconductors - 1.3%
70,000                                     Nordic Semiconductor ASA (NW)*                                   447,151
3,776,000                                  Solomon Systech International Limited (HK)                       980,547
                                                                                                        -----------
                                                                                                          1,427,698
                                                                                                        -----------
Specialized Finance - 1.7%
81,200                                     Aktiv Kapital ASA (NW)                                         1,254,520
49,600                                     OMX AB (SW)*                                                     589,324
                                                                                                        -----------
                                                                                                          1,843,844
                                                                                                        -----------
Specialty Chemicals - 1.9%
30,902                                     Centrotec Sustainable AG (GE)*                                   623,643
134,630                                    Fine Tec Corporation (KR)                                        549,510
321,825                                    India Glycols Limited (IN)                                       928,745
                                                                                                        -----------
                                                                                                          2,101,898
                                                                                                        -----------
Specialty Stores - 1.1%
24,650                                     Bechtle AG (GE)                                                  382,669
38,700                                     Bookoff Corporation (JA)                                         573,749
35,650                                     Trent Limited (IN)                                               255,246
                                                                                                        -----------
                                                                                                          1,211,664
                                                                                                        -----------
Steel - 2.3%
6,300                                      Boehler-Uddeholm AG (AT)                                         581,647
144,450                                    EnerTAD SPA (IT)*                                                547,159
5,327,900                                  Millenium Steel Public Company Limited Foreign Shares (TH)*      257,231
227,275                                    Monnet Ispat Limited (IN)                                        701,341
10,400,000                                 Nakornthai Strip Mill Public Company Limited Foreign
                                           Shares (TH)*                                                     474,496
                                                                                                        -----------
                                                                                                          2,561,874
                                                                                                        -----------
Textiles - 0.5%
347,500                                    Weiqiao Textile Company Limited (CN)                             563,711
                                                                                                        -----------
Tires & Rubber - 0.5%
5,010                                      Nokian Renkaat Oyj (FI)                                          544,430
                                                                                                        -----------
Trucking - 0.5%
213,000                                    Sankyu, Inc. (JA)                                                566,248
                                                                                                        -----------

Total Common Stocks (Foreign)                                                                           105,978,947
(Cost - $99,306,639)                                                                                    -----------

Preferred Stocks (Foreign) - 2.1%
Apparel, Accessories & Luxury Goods - 0.6%
22,700                                     Hugo Boss AG (GE)                                                604,995
                                                                                                        -----------
Construction, Farm Machinery & Heavy Trucks - 0.3%
5,000                                      Iochpe Maxion SA (BR)                                            310,388
                                                                                                        -----------
Industrial Machinery - 0.8%
350,000                                    Weg SA (BR)                                                      882,651
                                                                                                        -----------
Oil & Gas Refining, Marketing, & Transportation - 0.4%
4,839                                      Fuchs Petrolub AG Preferred Shares (GE)                          398,142
                                                                                                        -----------

Total Preferred Stocks (Foreign)                                                                          2,196,176
(Cost - $2,086,597)                                                                                     -----------

Units                                                                                                 Market Value
-------------------------------------------------------------------------------------------------------------------
Foreign Rights and Warrants - 0.0%
Industrial Conglomerates - 0.0%
204,677                                    Media Prima Berhad ICULS (MA)                                     43,629
                                                                                                        -----------
Integrated Telecommunication Services - 0.0%
600,000                                    Yangtze Telecom Corporation Warrants (CN)*^#                           0
                                                                                                        -----------

Total Foreign Rights and Warrants                                                                            43,629
(Cost - $53,933)                                                                                        -----------

Principal Amount                                                                                      Amortized Cost
--------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 1.4%
Multi-Line Insurance - 1.4%
$1,500,000                                 AIG Funding, Inc.
                                           1.85% 10/1/04                                                 $1,500,000
                                                                                                        -----------
Total Corporate Short-Term Notes
(Amortized Cost - $1,500,000)                                                                             1,500,000
                                                                                                        -----------

Total Investments - 99.4%                                                                               109,718,752
(Total Cost - $102,947,169)
Other Assets and Liabilities - 0.6%                                                                         705,214
                                                                                                        -----------
Net Assets - 100.0%                                                                                    $110,423,966
                                                                                                       ============


NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

+ Securities were acquired pursuant to Rule 144A and may be deemed to be restricted for resale.

# Fair valued security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-voting Depositary Receipt
ICULS - Irredeemable Convertible Unsecured Loan
        Stock

^ Schedule of restricted and illiquid Securities:

                                                                                                           Value as %
                                                    Acquisition Date   Acquisition Cost     Value         of Net Assets
                                                    ----------------   ----------------   ----------      -------------
Kuroda Electric Company Limited New Shares              9/27/2004          $269,023        $267,744            0.24%
Yangtze Telecom Corporation Warrants (CN)                3/8/2004                 0               0            0.00%
                                                                       ------------------------------------------------
                                                                           $269,023        $267,744            0.24%

The Fund may have registration rights for certain restricted securities, which may require that registration costs be borne by the Fund.

Guide to Understanding Foreign Holdings
---------------------------------------
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.
AU Australia                               ID Indonesia
AT Austria                                 IN India
BD Bermuda                                 IT Italy
BE Belgium                                 JA Japan
BR Brazil                                  KR South Korea
CA Canada                                  MA Malaysia
CH Chile                                   NE Netherlands
CN China                                   NW Norway
CZ Czech Republic                          SG Singapore
DE Denmark                                 SP Spain
FI Finland                                 SW Sweden
FR France                                  SZ Switzerland
GE Germany                                 TH Thailand
GR Greece                                  UK United Kingdom
HK Hong Kong

Federal Tax Information
-----------------------
At September 30, 2004, the federal tax cost of the Fund's investments was $102,954,242. The gross tax appreciation was $8,726,474 and the gross tax depreciation was $1,961,964, resulting in net tax appreciation of $6,764,510.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

                     Dreyfus Founders Worldwide Growth Fund
                            Statement of Investments
                         September 30, 2004 (unaudited)

Shares                                                                                                       Market Value
-------------------------------------------------------------------------------------------------------------------------
Common Stocks (Domestic) - 47.5%
Airlines - 0.4%
21,475                                              Southwest Airlines Company                                   $292,483
                                                                                                              -----------
Biotechnology - 1.5%
6,250                                               Amgen, Inc.*                                                  354,250
6,925                                               Biogen Idec, Inc.*                                            423,602
9,000                                               Genzyme Corporation*                                          489,690
                                                                                                              -----------
                                                                                                                1,267,542
                                                                                                              -----------
Broadcasting & Cable TV - 2.2%
44,325                                              Comcast Corporation Special Class A*                        1,237,554
16,175                                              Cox Communications, Inc. Class A*                             535,878
                                                                                                              -----------
                                                                                                                1,773,432
                                                                                                              -----------
Casinos & Gaming - 0.4%
6,175                                               Wynn Resorts, Limited*                                        319,186
                                                                                                              -----------
Communications Equipment - 1.0%
44,625                                              Cisco Systems, Inc.*                                          807,713
                                                                                                              -----------
Computer & Electronics Retail - 0.8%
11,487                                              Best Buy Company, Inc.                                        623,055
                                                                                                              -----------
Computer Hardware - 2.2%
29,800                                              Apple Computer, Inc.*                                       1,154,750
7,600                                               International Business Machines Corporation                   651,624
                                                                                                              -----------
                                                                                                                1,806,374
                                                                                                              -----------
Consumer Finance - 0.7%
21,250                                              MBNA Corporation                                              535,500
                                                                                                              -----------
Data Processing & Outsourced Services - 1.6%
19,575                                              Automatic Data Processing, Inc.                               808,839
17,350                                              Paychex, Inc.                                                 523,103
                                                                                                              -----------
                                                                                                                1,331,942
                                                                                                              -----------
Department Stores - 3.3%
56,950                                              Kohl's Corporation*                                         2,744,421
                                                                                                              -----------
Food Retail - 1.2%
62,425                                              Kroger Company*                                               968,836
                                                                                                              -----------
Home Entertainment Software - 0.4%
7,100                                               Electronic Arts*                                              326,529
                                                                                                              -----------
Hotels, Resorts & Cruise Lines - 1.8%
31,650                                              Carnival Corporation                                        1,496,729
                                                                                                              -----------
Household Products - 1.8%
13,525                                              Colgate-Palmolive Company                                     611,060
16,675                                              Procter & Gamble Company                                      902,451
                                                                                                              -----------
                                                                                                                1,513,511
                                                                                                              -----------
Hypermarkets & Super Centers - 2.0%
31,300                                              Wal-Mart Stores, Inc.                                       1,665,160
                                                                                                              -----------
Industrial Conglomerates - 1.3%
31,025                                              General Electric Company                                    1,041,820
                                                                                                              -----------
Internet Retail - 0.7%
6,400                                               eBay, Inc.*                                                   588,416
                                                                                                              -----------
Investment Banking & Brokerage - 1.5%
13,325                                              Goldman Sachs Group, Inc.                                   1,242,423
                                                                                                              -----------
Leisure Facilities - 3.4%
63,300                                              Royal Caribbean Cruises Limited                             2,759,880
                                                                                                              -----------
Movies & Entertainment - 1.6%
58,400                                              Walt Disney Company                                         1,316,920
                                                                                                              -----------


Multi-Line Insurance - 0.8%
9,200                                               American International Group, Inc.                           $625,508
                                                                                                              -----------
Oil & Gas Drilling - 0.3%
6,775                                               Diamond Offshore Drilling, Inc.                               223,507
                                                                                                              -----------
Other Diversified Financial Services - 1.0%
9,008                                               Citigroup, Inc.                                               397,433
10,456                                              JPMorgan Chase & Company                                      415,417
                                                                                                              -----------
                                                                                                                  812,850
                                                                                                              -----------
Personal Products - 2.6%
20,800                                              Estee Lauder Companies, Inc. Class A                          869,440
30,225                                              Gillette Company                                            1,261,592
                                                                                                              -----------
                                                                                                                2,131,032
                                                                                                              -----------
Pharmaceuticals - 4.2%
31,650                                              Abbott Laboratories                                         1,340,694
22,975                                              Johnson & Johnson                                           1,294,182
27,612                                              Pfizer, Inc.                                                  844,927
                                                                                                              -----------
                                                                                                                3,479,803
                                                                                                              -----------
Property & Casualty Insurance - 0.5%
8,850                                               Allstate Corporation                                          424,712
                                                                                                              -----------
Railroads - 1.0%
11,525                                              Burlington Northern Santa Fe Corporation                      441,523
7,025                                               Union Pacific Corporation                                     411,665
                                                                                                              -----------
                                                                                                                  853,188
                                                                                                              -----------
Semiconductors - 2.6%
24,250                                              Intel Corporation                                             486,455
20,175                                              Linear Technology Corporation                                 731,142
11,950                                              Maxim Integrated Products, Inc.                               505,366
18,800                                              Texas Instruments, Inc.                                       400,064
                                                                                                              -----------
                                                                                                                2,123,027
                                                                                                              -----------
Soft Drinks - 0.5%
9,550                                               Coca-Cola Company                                             382,478
                                                                                                              -----------
Specialty Stores - 0.8%
16,125                                              Weight Watchers International, Inc.*                          625,973
                                                                                                              -----------
Systems Software - 1.8%
41,975                                              Microsoft Corporation                                       1,160,609
16,750                                              VERITAS Software Corporation*                                 298,150
                                                                                                              -----------
                                                                                                                1,458,759
                                                                                                              -----------
Thrifts & Mortgage Finance - 1.6%
10,225                                              Freddie Mac                                                   667,079
15,825                                              PMI Group, Inc.                                               642,179
                                                                                                              -----------
                                                                                                                1,309,258
                                                                                                              -----------

Total Common Stocks (Domestic)                                                                                 38,871,967
(Cost - $35,540,186)                                                                                          -----------

Common Stocks (Foreign) - 49.4%
Aerospace & Defense - 0.4%
70,800                                              BAE Systems PLC (UK)                                          287,953
                                                                                                              -----------
Application Software - 1.6%
3,020                                               SAP AG (GE)                                                   470,703
22,025                                              SAP AG Sponsored ADR (GE)                                     857,874
                                                                                                              -----------
                                                                                                                1,328,577
                                                                                                              -----------
Automobile Manufacturers - 1.6%
32,400                                              Nissan Motor Company Limited (JA)                             352,765
4,900                                               Renault SA (FR)                                               400,727
15,100                                              Toyota Motor Corporation (JA)                                 578,161
                                                                                                              -----------
                                                                                                                1,331,653
                                                                                                              -----------
Biotechnology - 0.4%
470                                                 Serono SA (SZ)                                                290,198
                                                                                                              -----------
Brewers - 1.3%
16,700                                              Asahi Breweries Limited (JA)                                  170,008
7,900                                               Orkla ASA (NW)                                                218,287
54,800                                              SABMiller PLC (UK)                                            723,427
                                                                                                              -----------
                                                                                                                1,111,722
                                                                                                              -----------


Broadcasting & Cable TV - 0.8%
38,500                                              Mediaset SPA (IT)                                            $437,022
23,900                                              Publishing & Broadcasting Limited (AU)                        237,165
                                                                                                              -----------
                                                                                                                  674,187
                                                                                                              -----------
Communications Equipment - 0.9%
3,400                                               Research in Motion Limited (CA)*                              258,815
167,900                                             Telefonaktiebolaget LM Ericsson (SW)                          521,214
                                                                                                              -----------
                                                                                                                  780,029
                                                                                                              -----------
Computer Hardware - 0.2%
34,000                                              Fujitsu Limited (JA)                                          196,507
                                                                                                              -----------
Computer Storage & Peripherals - 0.7%
20,200                                              ATI Technologies, Inc. (CA)*                                  309,320
6,100                                               Logitech International SA (SZ)*                               295,547
                                                                                                              -----------
                                                                                                                  604,867
                                                                                                              -----------
Construction Materials - 0.3%
50,500                                              Boral Limited (AU)                                            252,024
                                                                                                              -----------
Construction, Farm Machinery & Heavy Trucks - 0.6%
14,100                                              Volvo AB Class B (SW)                                         497,747
                                                                                                              -----------
Consumer Electronics - 1.4%
14,000                                              Casio Computer Company Limited (JA)                           165,005
10,000                                              Citizen Electronics Company Limited (JA)                      526,244
19,100                                              Koninklijke (Royal) Philips Electronics NV (NE)               437,412
                                                                                                              -----------
                                                                                                                1,128,661
                                                                                                              -----------
Consumer Finance - 0.3%
4,000                                               Sanyo Shinpan Finance Company Limited (JA)                    214,127
                                                                                                              -----------
Diversified Banks - 5.8%
10,700                                              ABN AMRO Holding NV (NE)                                      243,049
16,180                                              Alpha Bank AE (GR)                                            412,337
55,200                                              Banca Intesa SPA (IT)                                         209,776
101,971                                             Barclays PLC (UK)                                             978,006
10,589                                              BNP Paribas SA (FR)                                           683,840
27,600                                              HBOS PLC (UK)                                                 372,595
18,600                                              HSBC Holdings PLC (UK)                                        295,190
56                                                  Mitsubishi Tokyo Financial Group, Inc. (JA)                   466,942
20,888                                              Royal Bank of Scotland Group PLC (UK)                         603,280
5,400                                               Societe Generale (FR)                                         477,832
                                                                                                              -----------
                                                                                                                4,742,847
                                                                                                              -----------
Diversified Capital Markets - 0.9%
13,900                                              Credit Suisse Group (SZ)                                      443,593
3,744                                               UBS AG (SZ)                                                   263,552
                                                                                                              -----------
                                                                                                                  707,145
                                                                                                              -----------
Diversified Chemicals - 0.6%
8,100                                               BASF AG (GE)                                                  475,820
                                                                                                              -----------
Diversified Metals & Mining - 1.3%
53,000                                              BHP Billiton Limited (AU)                                     551,267
33,300                                              Xstrata PLC (SZ)                                              547,467
                                                                                                              -----------
                                                                                                                1,098,734
                                                                                                              -----------
Drug Retail - 0.3%
18,100                                              Boots Group PLC (UK)                                          210,282
                                                                                                              -----------
Electric Utilities - 0.9%
5,800                                               E.ON AG (GE)                                                  426,788
24,300                                              Fortum Oyj (FI)                                               339,512
                                                                                                              -----------
                                                                                                                  766,300
                                                                                                              -----------
Electronic Equipment Manufacturers - 1.1%
35,000                                              Hitachi Limited (JA)                                          211,496
7,000                                               Kyocera Corporation (JA)                                      492,220
2,900                                               TDK Corporation (JA)                                          193,132
                                                                                                              -----------
                                                                                                                  896,848
                                                                                                              -----------
Food Retail - 1.7%
6,000                                               Carrefour SA (FR)                                             282,191
1,400                                               Colruyt NV (BE)                                               196,473
3,700                                               Delhaize Group (BE)                                           235,041
127,900                                             Tesco PLC (UK)                                                660,215
                                                                                                              -----------
                                                                                                                1,373,920
                                                                                                              -----------


Forest Products - 0.3%
20,100                                              Canfor Corporation (CA)*                                     $253,315
                                                                                                              -----------
Household Products - 0.2%
7,850                                               Reckitt Benckiser PLC (UK)                                    192,343
                                                                                                              -----------
Hypermarkets & Super Centers - 0.6%
5,000                                               Ito-Yokado Company Limited (JA)                               171,483
7,300                                               Metro AG (GE)                                                 324,565
                                                                                                              -----------
                                                                                                                  496,048
                                                                                                              -----------
Industrial Conglomerates - 0.2%
42,900                                              Keppel Corporation Limited (SG)                               201,301
                                                                                                              -----------
Industrial Machinery - 0.7%
45,000                                              NSK Limited (JA)                                              193,123
7,400                                               Saurer AG (SZ)*                                               402,979
                                                                                                              -----------
                                                                                                                  596,102
                                                                                                              -----------
Integrated Oil & Gas - 2.7%
75,642                                              BP PLC (UK)                                                   722,062
6,400                                               Husky Energy, Inc. (CA)                                       155,702
13,900                                              Repsol YPF SA (SP)                                            305,206
33,900                                              Shell Transport & Trading Company PLC (UK)                    248,760
4,030                                               Total SA (FR)                                                 820,815
                                                                                                              -----------
                                                                                                                2,252,545
                                                                                                              -----------
Integrated Telecommunication Services - 2.1%
11,800                                              Deutsche Telekom AG (GE)*                                     218,356
92,300                                              Koninklijke NV (NE)                                           691,218
85                                                  Nippon Telegraph & Telephone Corporation (JA)                 338,566
19,600                                              Telefonica SA (SP)                                            293,318
10,000                                              Telus Corporation (CA)                                        207,016
                                                                                                              -----------
                                                                                                                1,748,474
                                                                                                              -----------
Investment Banking & Brokerage - 0.2%
30,000                                              Daiwa Securities Group, Inc. (JA)                             189,992
                                                                                                              -----------
IT Consulting & Other Services - 0.9%
28,500                                              Accenture Limited Class A (BD)*                               770,925
                                                                                                              -----------
Leisure Products - 0.3%
12,800                                              Sankyo Company Limited (JA)                                   270,598
                                                                                                              -----------
Life & Health Insurance - 0.5%
84,900                                              Friends Provident PLC (UK)                                    213,940
103,600                                             Old Mutual PLC (UK)                                           214,193
                                                                                                              -----------
                                                                                                                  428,133
                                                                                                              -----------
Marine - 0.8%
54                                                  AP Moller-Maersk AS (DE)                                      413,680
35,000                                              Kawasaki Kisen Kaisha Limited (JA)                            239,441
                                                                                                              -----------
                                                                                                                  653,121
                                                                                                              -----------
Multi-Line Insurance - 0.5%
21,200                                              Aviva PLC (UK)                                                210,043
4,900                                               Baloise Holding Limited (SZ)                                  189,337
                                                                                                              -----------
                                                                                                                  399,380
                                                                                                              -----------
Multi-Utilities & Unregulated Power - 0.6%
21,400                                              Suez SA (FR)                                                  458,723
                                                                                                              -----------
Office Electronics - 0.3%
6,000                                               Canon, Inc. (JA)                                              281,994
                                                                                                              -----------
Oil & Gas Exploration & Production - 1.3%
15,100                                              Eni SPA (IT)                                                  338,306
6,000                                               Norsk Hydro ASA (NW)                                          436,753
266,400                                             Oil Search Limited (AU)                                       287,510
                                                                                                              -----------
                                                                                                                1,062,569
                                                                                                              -----------
Other Diversified Financial Services - 1.3%
31,200                                              ING Groep NV (NE)                                             787,362
9,200                                               Sun Life Financial, Inc. (CA)                                 277,614
                                                                                                              -----------
                                                                                                                1,064,976
                                                                                                              -----------
Pharmaceuticals - 6.4%
18,900                                              AstraZeneca Group PLC (UK)                                    774,674


18,200                                              Axcan Pharma, Inc. (CA)*                                     $282,146
16,400                                              Eisai Company Limited (JA)                                    446,400
8,100                                               Merck KGaA (GE)                                               457,712
16,388                                              Novartis AG (SZ)                                              763,820
6,100                                               Novo Nordisk AS Class B (DE)                                  333,934
11,000                                              Ono Pharmaceuticals Company Limited (JA)                      488,046
9,500                                               Sanofi-Synthelabo SA (FR)                                     689,021
45,100                                              Shire Pharmaceuticals Group PLC (UK)*                         426,638
13,400                                              Takeda Pharmaceuticals Company Limited (JA)                   607,903
                                                                                                              -----------
                                                                                                                5,270,294
                                                                                                              -----------
Precious Metals & Minerals - 0.3%
12,400                                              ThyssenKrupp AG (GE)                                          240,546
                                                                                                              -----------
Property & Casualty Insurance - 0.5%
21,500                                              QBE Insurance Group Limited (AU)                              204,006
22,000                                              Sompo Japan Insurance, Inc. (JA)                              186,436
                                                                                                              -----------
                                                                                                                  390,442
                                                                                                              -----------
Publishing - 0.4%
36,200                                              United Business Media PLC (UK)                                305,761
                                                                                                              -----------
Railroads - 0.7%
12,237                                              Canadian National Railway Company (CA)                        597,166
                                                                                                              -----------
Semiconductor Equipment - 0.2%
12,400                                              ASML Holding NV (NE)*                                         159,543
                                                                                                              -----------
Steel - 0.3%
92,000                                              Nippon Steel Corporation (JA)                                 218,700
                                                                                                              -----------
Tires & Rubber - 0.7%
9,900                                               Continental AG (GE)                                           537,295
                                                                                                              -----------
Trading Companies & Distributors - 0.6%
46,000                                              Mitsubishi Corporation (JA)                                   497,083
                                                                                                              -----------
Wireless Telecommunication Services - 2.7%
11,000                                              Bouygues SA (FR)                                              412,568
85                                                  KDDI Corporation (JA)                                         412,603
596,575                                             Vodafone Group PLC (UK)                                     1,427,742
                                                                                                              -----------
                                                                                                                2,252,913
                                                                                                              -----------

Total Common Stocks (Foreign)                                                                                  40,760,430
(Cost - $34,062,215)                                                                                          -----------

Units                                                                                                        Market Value
-------------------------------------------------------------------------------------------------------------------------
Foreign Rights - 0.0%
Food Retail - 0.0%
1,400                                               Colruyt NV Rights (BE)*                                         1,860
                                                                                                              -----------

Total Foreign Rights                                                                                                1,860
(Cost - $1,907)                                                                                               -----------


Principal Amount                                                                                             Amortized Cost
---------------------------------------------------------------------------------------------------------------------------
Corporate Short-Term Notes - 1.6%
Multi-Line Insurance - 1.6%
$1,300,000                                          AIG Funding, Inc. 1.85% 10/1/04                            $1,300,000
                                                                                                              -----------

Total Corporate Short-Term Notes                                                                                1,300,000
(Amortized Cost - $1,300,000)                                                                                 -----------

Total Investments - 98.5%                                                                                      80,934,257
(Total Cost - $70,904,308)
Other Assets and Liabilities - 1.5%                                                                             1,258,181
                                                                                                              -----------
Net Assets - 100.0%                                                                                            $2,192,438
                                                                                                              ===========

NOTES TO STATEMENT OF INVESTMENTS

*  Non-income producing.

ADR - American Depositary Receipt

Guide to Understanding Foreign Holdings
---------------------------------------
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.
AU Australia                                        ID Indonesia
AT Austria                                          IN India
BD Bermuda                                          IT Italy
BE Belgium                                          JA Japan
BR Brazil                                           KR South Korea
CA Canada                                           MA Malaysia
CH Chile                                            NE Netherlands
CN China                                            NW Norway
CZ Czech Republic                                   SG Singapore
DE Denmark                                          SP Spain
FI Finland                                          SW Sweden
FR France                                           SZ Switzerland
GE Germany                                          TH Thailand
GR Greece                                           UK United Kingdom
HK Hong Kong

Federal Tax Information
-----------------------
At  September  30,  2004,  the  federal tax cost of the Fund's  investments  was
$71,314,142.   The  gross  tax   appreciation  was  $10,602,494  and  gross  tax
depreciation was $982,379, resulting in net tax appreciation of $9,620,115.

Security Valuations
-------------------
A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. London closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADR's and futures contracts. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the Disclosure Controls and Procedures of Dreyfus Founders Funds, Inc. (the "Funds") as of a date within 90 days of the filing date of this report, the Funds' Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that the Funds' Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds' management, including the Funds' PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended September 30, 2004, there has been no change in the Funds' internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 3. EXHIBITS

     Attached hereto as Exhibit EX-99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FOUNDERS FUNDS, INC.

By:   /s/ Richard W. Sabo
      --------------------------
      Richard W. Sabo, President

Date:   November 10, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Richard W. Sabo
      --------------------------------------------
      Richard W. Sabo, Principal Executive Officer

Date:   November 10, 2004

By:   /s/ Robert T. Kelly
      --------------------------------------------
      Robert T. Kelly, Principal Financial Officer

Date:   November 10, 2004